Schedule of Investments (unaudited) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Advertising — 0.5%
Clear Channel International BV, 6.63%, 08/01/25 (Call 02/01/22)(a)	$315	$322,088
Lamar Media Corp.
3.75%, 02/15/28 (Call 02/15/23)(a)	2,501	2,522,884
4.00%, 02/15/30 (Call 02/15/25)(a)	1,545	1,560,450
4.88%, 01/15/29 (Call 01/15/24)(a)	1,170	1,225,575
5.00%, 05/01/23 (Call 08/31/20)	2,511	2,536,110
5.75%, 02/01/26 (Call 02/01/21)	2,724	2,861,017
MDC Partners Inc., 6.50%, 05/01/24 (Call 08/31/20)(a)(b)	3,803	3,603,342
National CineMedia LLC, 5.88%, 04/15/28 (Call 04/15/23)(a)	1,726	1,376,485
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.63%, 03/15/30 (Call 03/15/25)(a)	1,944	1,817,640
5.00%, 08/15/27 (Call 08/15/22)(a)	2,452	2,400,802
5.63%, 02/15/24 (Call 08/31/20)(b)	1,863	1,881,630
6.25%, 06/15/25 (Call 06/15/22)(a)	2,350	2,385,250
Terrier Media Buyer Inc., 8.88%, 12/15/27 (Call 12/15/22)(a)	4,296	4,403,400

		28,896,673

Aerospace & Defense — 2.3%
Bombardier Inc.
5.75%, 03/15/22(a)	1,882	1,787,900
6.00%, 10/15/22 (Call 08/31/20)(a)	4,821	4,435,320
6.13%, 01/15/23(a)	5,123	4,405,780
7.45%, 05/01/34(a)(b)	883	618,100
7.50%, 12/01/24 (Call 12/01/20)(a)	3,610	2,924,100
7.50%, 03/15/25 (Call 08/31/20)(a)(b)	5,637	4,551,877
7.88%, 04/15/27 (Call 04/15/22)(a)	8,830	7,019,850
8.75%, 12/01/21(a)	3,831	3,831,000
F-Brasile SpA/F-Brasile US LLC, 7.38%, 08/15/26 (Call 08/15/22)(a)	1,000	802,800
Howmet Aerospace Inc.
5.13%, 10/01/24 (Call 07/01/24)	5,147	5,469,305
5.87%, 02/23/22(b)	2,387	2,536,665
5.90%, 02/01/27(b)	2,446	2,721,248
5.95%, 02/01/37	2,162	2,436,241
6.75%, 01/15/28	1,604	1,818,377
6.88%, 05/01/25 (Call 04/01/25)	5,040	5,723,725
Kratos Defense & Security Solutions Inc., 6.50%, 11/30/25 (Call 11/30/20)(a)(b)	1,245	1,313,475
Moog Inc., 4.25%, 12/15/27 (Call 12/15/22)(a)	2,085	2,131,475
Rolls-Royce PLC, 3.63%, 10/14/25 (Call 07/14/25)(a)	3,825	3,955,267
Signature Aviation U.S. Holdings Inc.
4.00%, 03/01/28 (Call 03/01/23)(a)	2,824	2,668,680
5.38%, 05/01/26 (Call 05/01/21)(a)	1,935	2,008,346
Spirit AeroSystems Inc.
3.85%, 06/15/26 (Call 03/15/26)(b)	675	629,572
3.95%, 06/15/23 (Call 05/15/23)(b)	1,269	1,070,719
4.60%, 06/15/28 (Call 03/15/28)(b)	3,102	2,419,560
7.50%, 04/15/25 (Call 04/15/22)(a)	4,766	4,684,025
SSL Robotics LLC, 9.75%, 12/31/23 (Call 12/15/21)(a)	3,789	4,206,927
TransDigm Inc.
5.50%, 11/15/27 (Call 11/15/22)	10,785	10,231,729
6.25%, 03/15/26 (Call 03/15/22)(a)	17,776	18,753,680
6.38%, 06/15/26 (Call 06/15/21)(b)	3,857	3,781,248
6.50%, 07/15/24 (Call 08/31/20)	4,851	4,863,127
6.50%, 05/15/25 (Call 08/31/20)	3,541	3,470,180
7.50%, 03/15/27 (Call 03/15/22)(b)	2,270	2,298,375

Security	Par (000)	Value

Aerospace & Defense (continued)
8.00%, 12/15/25 (Call 04/08/22)(a)	$4,310	$4,676,350
TransDigm UK Holdings PLC, 6.88%, 05/15/26 (Call 05/15/21)(b)	1,832	1,827,420
Triumph Group Inc.
5.25%, 06/01/22 (Call 08/31/20)	1,112	904,023
6.25%, 09/15/24 (Call 09/15/20)(a)	1,994	1,759,705
7.75%, 08/15/25 (Call 08/31/20)(b)	2,356	1,526,335

		130,262,506

Agriculture — 0.2%
Cooke Omega Investments Inc./Alpha VesselCo Holdings Inc., 8.50%, 12/15/22 (Call 08/31/20)(a)	1,231	1,231,000
Darling Ingredients Inc., 5.25%, 04/15/27 (Call 04/15/22)(a)(b)	1,895	2,022,913
Vector Group Ltd.
6.13%, 02/01/25 (Call 08/31/20)(a)	3,304	3,283,350
10.50%, 11/01/26 (Call 11/01/21)(a)	2,283	2,337,221

		8,874,484

Airlines — 0.6%
American Airlines Group Inc.
3.75%, 03/01/25(a)(b)	1,630	723,720
5.00%, 06/01/22(a)	2,751	1,530,381
American Airlines Inc., 11.75%, 07/15/25(a)	10,200	8,889,810
Delta Air Lines Inc.
2.90%, 10/28/24 (Call 09/28/24)	4,205	3,648,967
3.63%, 03/15/22 (Call 02/15/22)	3,472	3,410,035
3.75%, 10/28/29 (Call 07/28/29)	3,160	2,576,558
3.80%, 04/19/23 (Call 03/19/23)	2,450	2,280,238
4.38%, 04/19/28 (Call 01/19/28)	2,450	2,107,301
7.38%, 01/15/26 (Call 12/15/25)	3,550	3,519,186
United Airlines Holdings Inc.
4.25%, 10/01/22(b)	1,551	1,384,267
4.88%, 01/15/25(b)	1,294	1,057,845
5.00%, 02/01/24	890	743,150

		31,871,458

Apparel — 0.4%
Hanesbrands Inc.
4.63%, 05/15/24 (Call 02/15/24)(a)(b)	3,523	3,726,277
4.88%, 05/15/26 (Call 02/15/26)(a)(b)	3,520	3,836,800
5.38%, 05/15/25 (Call 05/15/22)(a)	3,515	3,778,625
Levi Strauss & Co.
5.00%, 05/01/25 (Call 08/31/20)(b)	1,876	1,918,398
5.00%, 05/01/25 (Call 08/31/20)(a)	1,525	1,559,465
Michael Kors USA Inc., 4.25%, 11/01/24 (Call 09/01/24)(a)	2,134	2,021,517
Under Armour Inc., 3.25%, 06/15/26 (Call 03/15/26)(b)	2,548	2,379,195
William Carter Co. (The)
5.50%, 05/15/25 (Call 05/15/22)(a)	1,985	2,112,179
5.63%, 03/15/27 (Call 03/15/22)(a)(b)	1,899	2,022,435
Wolverine World Wide Inc.
5.00%, 09/01/26 (Call 09/01/21)(a)(b)	967	952,495
6.38%, 05/15/25 (Call 05/15/22)(a)	1,150	1,208,937

		25,516,323

Auto Manufacturers — 2.7%
Allison Transmission Inc.
4.75%, 10/01/27 (Call 10/01/22)(a)(b)	1,617	1,689,765
5.00%, 10/01/24 (Call 08/11/20)(a)	4,031	4,108,597
5.88%, 06/01/29 (Call 06/01/24)(a)	1,912	2,112,320
Aston Martin Capital Holdings Ltd., 6.50%, 04/15/22 (Call 09/01/20)(a)(b)	1,825	1,594,320
BCD Acquisition Inc., 9.63%, 09/15/23 (Call 08/31/20)(a)	2,979	2,919,420

1

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Auto Manufacturers (continued)
Fiat Chrysler Automobiles NV, 5.25%, 04/15/23	$6,235	$6,609,100
Ford Holdings LLC, 9.30%, 03/01/30(b)	138	161,460
Ford Motor Co.
4.35%, 12/08/26 (Call 09/08/26)(b)	3,388	3,438,820
4.75%, 01/15/43	4,800	4,392,000
5.29%, 12/08/46 (Call 06/08/46)(b)	3,027	2,876,558
6.38%, 02/01/29(b)	502	524,043
6.63%, 10/01/28	1,435	1,560,261
7.40%, 11/01/46	500	525,625
7.45%, 07/16/31(b)	4,550	5,393,115
8.50%, 04/21/23	8,370	9,290,700
9.00%, 04/22/25 (Call 03/22/25)	8,540	10,061,187
9.63%, 04/22/30 (Call 01/22/30)(b)	2,740	3,609,950
Ford Motor Credit Co. LLC
2.98%, 08/03/22 (Call 07/03/22)(b)	2,368	2,373,423
3.09%, 01/09/23	3,579	3,563,324
3.10%, 05/04/23(b)	3,036	3,005,640
3.22%, 01/09/22	2,065	2,039,188
3.34%, 03/28/22 (Call 02/28/22)	2,603	2,616,015
3.35%, 11/01/22	2,958	2,976,487
3.55%, 10/07/22(b)	1,000	1,002,500
3.66%, 09/08/24	2,015	2,028,198
3.81%, 10/12/21(b)	2,000	2,020,480
3.81%, 01/09/24 (Call 11/09/23)	1,565	1,577,207
3.82%, 11/02/27 (Call 08/02/27)	2,191	2,149,919
4.06%, 11/01/24 (Call 10/01/24)	3,529	3,607,344
4.13%, 08/04/25	3,591	3,680,416
4.14%, 02/15/23 (Call 01/15/23)	2,399	2,440,982
4.25%, 09/20/22(b)	1,850	1,887,000
4.27%, 01/09/27 (Call 11/09/26)	2,672	2,712,882
4.38%, 08/06/23(b)	2,585	2,674,932
4.39%, 01/08/26	5,914	6,074,743
4.54%, 08/01/26 (Call 06/01/26)(b)	2,465	2,538,950
4.69%, 06/09/25 (Call 04/09/25)(b)	1,582	1,650,975
5.11%, 05/03/29 (Call 02/03/29)(b)	3,475	3,717,207
5.13%, 06/16/25 (Call 05/16/25)(b)	4,130	4,402,869
5.58%, 03/18/24 (Call 02/18/24)(b)	3,400	3,612,500
5.60%, 01/07/22(b)	2,875	2,983,675
5.88%, 08/02/21	2,000	2,052,500
Jaguar Land Rover Automotive PLC
4.50%, 10/01/27 (Call 07/01/27)(a)	1,871	1,492,123
5.63%, 02/01/23 (Call 08/31/20)(a)(b)	2,300	2,162,000
JB Poindexter & Co. Inc., 7.13%, 04/15/26 (Call 04/15/21)(a)(b)	1,525	1,608,875
Mclaren Finance PLC, 5.75%, 08/01/22 (Call 09/01/20)(a)(b)	1,647	1,399,950
Navistar International Corp.
6.63%, 11/01/25 (Call 11/01/20)(a)	4,265	4,371,625
9.50%, 05/01/25 (Call 05/01/22)(a)	2,275	2,596,344
Tesla Inc., 5.30%, 08/15/25 (Call 08/31/20)(a)	7,406	7,665,210
Wabash National Corp., 5.50%, 10/01/25 (Call 10/01/20)(a)(b)	1,162	1,130,045

		152,682,769

Auto Parts & Equipment — 1.5%
Adient Global Holdings Ltd., 4.88%, 08/15/26 (Call 08/15/21)(a)	3,586	3,348,427
Adient U.S. LLC
7.00%, 05/15/26 (Call 05/15/22)(a)	3,081	3,304,372
9.00%, 04/15/25 (Call 04/15/22)(a)	2,807	3,119,279

Security	Par (000)	Value

Auto Parts & Equipment (continued)
American Axle & Manufacturing Inc.
6.25%, 04/01/25 (Call 08/31/20)(b)	$2,954	$3,051,836
6.25%, 03/15/26 (Call 03/15/21)	1,668	1,681,144
6.50%, 04/01/27 (Call 04/01/22)	2,909	2,981,725
6.88%, 07/01/28 (Call 07/01/23)	1,020	1,040,400
Clarios Global LP, 6.75%, 05/15/25 (Call 05/15/22)(a)	3,800	4,086,140
Clarios Global LP/Clarios US Finance Co.
6.25%, 05/15/26 (Call 05/15/22)(a)	4,144	4,434,577
8.50%, 05/15/27 (Call 05/15/22)(a)	7,431	7,809,981
Cooper-Standard Automotive Inc.
5.63%, 11/15/26 (Call 11/15/21)(a)(b)	1,576	866,800
13.00%, 06/01/24 (Call 06/01/22)(a)(b)	1,050	1,119,563
Dana Financing Luxembourg Sarl
5.75%, 04/15/25 (Call 08/31/20)(a)(b)	2,192	2,290,640
6.50%, 06/01/26 (Call 06/01/21)(a)(b)	1,665	1,752,413
Dana Inc.
5.38%, 11/15/27 (Call 11/15/22)	1,430	1,507,220
5.50%, 12/15/24 (Call 08/31/20)(b)	2,279	2,330,278
5.63%, 06/15/28 (Call 06/15/23)	505	530,250
Dealer Tire LLC/DT Issuer LLC, 8.00%, 02/01/28 (Call 08/01/23)(a)	1,455	1,429,538
Delphi Technologies PLC, 5.00%, 10/01/25(a)	3,171	3,499,198
Goodyear Tire & Rubber Co. (The)
4.88%, 03/15/27 (Call 12/15/26)(b)	3,118	3,079,025
5.00%, 05/31/26 (Call 05/31/21)	3,158	3,158,000
5.13%, 11/15/23 (Call 08/31/20)	4,097	4,086,757
9.50%, 05/31/25 (Call 05/31/22)	3,000	3,384,360
IHO Verwaltungs GmbH (5.50% PIK), 4.75%, 09/15/26 (Call 09/15/21)(a)(b)(c)	2,126	2,163,205
IHO Verwaltungs GmbH (6.75% PIK), 6.00%, 05/15/27 (Call 05/15/22)(a)(b)(c)	1,861	1,940,093
IHO Verwaltungs GmbH (7.13% PIK), 6.38%, 05/15/29 (Call 05/15/24)(a)(b)(c)	1,217	1,271,765
Meritor Inc.
6.25%, 02/15/24 (Call 08/31/20)(b)	2,020	2,065,450
6.25%, 06/01/25 (Call 06/01/22)(a)	1,535	1,627,100
Tenneco Inc., 5.00%, 07/15/26 (Call 07/15/21)	2,022	1,354,740
Titan International Inc., 6.50%, 11/30/23 (Call 08/31/20)	1,634	1,086,610
Truck Hero Inc., 8.50%, 04/21/24 (Call 04/30/21)(a)	1,479	1,545,555
ZF North America Capital Inc.
4.50%, 04/29/22(a)	2,727	2,849,715
4.75%, 04/29/25(a)(b)	4,264	4,498,520

		84,294,676

Banks — 1.9%
Barclays Bank PLC, 6.28%, (Call 12/15/34)(d)(e)	2,365	2,579,695
CIT Group Inc.
3.93%, 06/19/24 (Call 06/19/23)(e)	1,700	1,704,250
4.75%, 02/16/24 (Call 11/16/23)	2,002	2,072,070
5.00%, 08/15/22	4,827	4,983,878
5.00%, 08/01/23	3,409	3,566,666
5.25%, 03/07/25 (Call 12/07/24)(b)	1,943	2,079,010
6.13%, 03/09/28	1,699	1,919,870
Commerzbank AG, 8.13%, 09/19/23(a)	3,450	3,986,408
Deutsche Bank AG
4.30%, 05/24/28 (Call 05/24/23)(e)	6,247	6,104,617
4.50%, 04/01/25(b)	6,765	6,861,386
Deutsche Bank AG/New York NY
4.88%, 12/01/32 (Call 12/01/27)(e)	3,751	3,584,606
5.88%, 07/08/31 (Call 04/08/30)(e)	1,500	1,571,956

2

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Dresdner Funding Trust I, 8.15%, 06/30/31 (Call 06/30/29)(a)(b)	$3,761	$5,265,400
Freedom Mortgage Corp.
8.13%, 11/15/24 (Call 11/15/20)(a)	1,863	1,835,055
8.25%, 04/15/25 (Call 04/15/21)(a)	2,776	2,769,060
10.75%, 04/01/24 (Call 04/01/21)(a)(b)	1,183	1,218,490
Goldman Sachs Capital I, 6.35%, 02/15/34	4,608	6,582,142
Intesa Sanpaolo SpA
5.02%, 06/26/24(a)	7,944	8,359,920
5.71%, 01/15/26(a)	6,412	6,979,042
Lloyds Banking Group PLC
6.41%, (Call 10/01/35)(a)(d)(e)	1,435	1,603,613
6.66%, (Call 05/21/37)(a)(b)(d)(e)	2,002	2,282,280
Popular Inc., 6.13%, 09/14/23 (Call 08/14/23)(b)	1,653	1,752,180
Provident Funding Associates LP/PFG Finance Corp., 6.38%, 06/15/25 (Call 08/31/20)(a)	1,465	1,399,075
RBS Capital Trust II, 6.43%, (Call 01/03/34)(d)(e)	1,515	2,276,288
Royal Bank of Scotland Group PLC, 7.65%, (Call 09/30/31)(d)(e)	3,123	4,662,639
Standard Chartered PLC, 7.01%, (Call 07/30/37)(a)(d)(e)	3,075	3,482,438
Synovus Financial Corp., 5.90%, 02/07/29 (Call 02/07/24)(e)	1,576	1,609,395
UniCredit SpA
5.46%, 06/30/35 (Call 06/30/30)(a)(e)	5,500	5,680,082
7.30%, 04/02/34 (Call 04/02/29)(a)(e)	5,750	6,684,917

		105,456,428

Beverages — 0.1%
Cott Holdings Inc., 5.50%, 04/01/25 (Call 08/11/20)(a)	2,914	3,026,918

Building Materials — 1.1%
American Woodmark Corp., 4.88%, 03/15/26 (Call 03/15/21)(a)(b)	1,570	1,577,850
BMC East LLC, 5.50%, 10/01/24 (Call 08/17/20)(a)(b)	1,638	1,674,855
Boise Cascade Co.
4.88%, 07/01/30 (Call 07/01/25)(a)	995	1,054,700
5.63%, 09/01/24 (Call 08/31/20)(a)	1,610	1,658,300
Builders FirstSource Inc.
5.00%, 03/01/30 (Call 03/01/25)(a)	2,382	2,498,242
6.75%, 06/01/27 (Call 06/01/22)(a)	2,432	2,675,200
Cornerstone Building Brands Inc., 8.00%, 04/15/26 (Call 04/15/21)(a)	2,569	2,649,281
Forterra Finance LLC/FRTA Finance Corp., 6.50%, 07/15/25 (Call 07/15/22)(a)	955	1,012,300
Griffon Corp.
5.75%, 03/01/28 (Call 03/01/23)	3,370	3,521,650
5.75%, 03/01/28 (Call 03/01/23)(a)	150	156,750
James Hardie International Finance DAC
4.75%, 01/15/25 (Call 01/15/21)(a)(b)	1,894	1,946,085
5.00%, 01/15/28 (Call 01/15/23)(a)(b)	1,575	1,677,375
Jeld-Wen Inc.
4.63%, 12/15/25 (Call 12/15/20)(a)	2,100	2,121,000
4.88%, 12/15/27 (Call 12/15/22)(a)(b)	1,447	1,472,323
JELD-WEN Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	925	989,750
Louisiana-Pacific Corp., 4.88%, 09/15/24 (Call 08/31/20)(b)	1,297	1,334,289
Masonite International Corp.
5.38%, 02/01/28 (Call 02/01/23)(a)(b)	2,327	2,478,255
5.75%, 09/15/26 (Call 09/15/21)(a)(b)	1,147	1,201,918
Norbord Inc.
5.75%, 07/15/27 (Call 07/15/22)(a)(b)	1,416	1,508,040

Security	Par (000)	Value

Building Materials (continued)
6.25%, 04/15/23 (Call 01/15/23)(a)	$878	$926,290
Northwest Hardwoods Inc., 7.50%, 08/01/21 (Call 08/31/20)(a)	50	17,438
Patrick Industries Inc., 7.50%, 10/15/27 (Call 10/15/22)(a)(b)	1,330	1,415,439
PGT Innovations Inc., 6.75%, 08/01/26 (Call 08/01/21)(a)(b)	1,578	1,641,120
Standard Industries Inc./NJ
4.38%, 07/15/30 (Call 07/15/25)(a)	4,070	4,395,600
4.75%, 01/15/28 (Call 01/15/23)(a)(b)	4,680	5,001,750
5.00%, 02/15/27 (Call 02/15/22)(a)	3,325	3,532,812
6.00%, 10/15/25 (Call 10/15/20)(a)(b)	5,040	5,248,958
Summit Materials LLC/Summit Materials Finance Corp.
5.13%, 06/01/25 (Call 08/17/20)(a)(b)	1,442	1,474,445
5.25%, 01/15/29 (Call 07/15/23)(a)	440	456,500
6.13%, 07/15/23 (Call 08/11/20)	2,350	2,351,410
6.50%, 03/15/27 (Call 03/15/22)(a)(b)	1,200	1,321,944
U.S. Concrete Inc., 6.38%, 06/01/24 (Call 08/31/20)	2,546	2,596,920

		63,588,789

Chemicals — 2.3%
Ashland LLC
4.75%, 08/15/22 (Call 05/15/22)(b)	781	818,098
6.88%, 05/15/43 (Call 02/15/43)	1,219	1,456,705
Atotech Alpha 2 BV (9.5% PIK), 8.75%, 06/01/23 (Call 08/31/20)(a)(b)(c)	956	965,560
Atotech Alpha 3 BV/Alpha U.S. Bidco Inc., 6.25%, 02/01/25 (Call 08/31/20)(a)(b)	1,487	1,529,751
Avient Corp.
5.25%, 03/15/23(b)	2,561	2,814,488
5.75%, 05/15/25 (Call 05/15/22)(a)	2,405	2,610,603
Axalta Coating Systems LLC, 4.88%, 08/15/24 (Call 08/11/20)(a)	2,507	2,569,675
Axalta Coating Systems LLC/Axalta Coating Systems Dutch Holding B BV, 4.75%, 06/15/27 (Call 06/15/23)(a)	2,395	2,508,763
Blue Cube Spinco LLC
9.75%, 10/15/23 (Call 10/15/20)	2,756	2,873,130
10.00%, 10/15/25 (Call 10/15/20)	2,098	2,239,615
CF Industries Inc.
3.45%, 06/01/23	3,052	3,196,451
4.95%, 06/01/43(b)	2,776	3,248,475
5.15%, 03/15/34(b)	3,136	3,606,400
5.38%, 03/15/44(b)	2,832	3,456,173
Chemours Co. (The)
5.38%, 05/15/27 (Call 02/15/27)	1,920	1,881,370
6.63%, 05/15/23 (Call 08/31/20)	3,893	3,893,000
7.00%, 05/15/25 (Call 08/31/20)(b)	2,751	2,792,265
Cornerstone Chemical Co., 6.75%, 08/15/24 (Call 08/31/20)(a)	1,870	1,720,400
CVR Partners LP/CVR Nitrogen Finance Corp., 9.25%, 06/15/23 (Call 08/17/20)(a)(b)	2,858	2,800,840
Element Solutions Inc., 5.88%, 12/01/25 (Call 12/01/20)(a)(b)	3,675	3,794,437
GCP Applied Technologies Inc., 5.50%, 04/15/26 (Call 04/15/21)(a)	1,517	1,547,340
HB Fuller Co., 4.00%, 02/15/27 (Call 11/15/26)(b)	1,201	1,176,980
Hexion Inc., 7.88%, 07/15/27 (Call 07/15/22)(a)(b)	1,771	1,757,718
Illuminate Buyer LLC/Illuminate Holdings IV Inc., 9.00%, 07/01/28 (Call 07/01/23)(a)	1,486	1,593,735
INEOS Group Holdings SA, 5.63%, 08/01/24 (Call 08/31/20)(a)	1,920	1,927,238

3

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Chemicals (continued)
Ingevity Corp., 4.50%, 02/01/26 (Call 02/01/21)(a)(b)	$1,419	$1,419,000
Innophos Holdings Inc., 9.38%, 02/15/28 (Call 02/15/23)(a)	1,200	1,224,000
Kraton Polymers LLC/Kraton Polymers Capital Corp., 7.00%, 04/15/25 (Call 08/31/20)(a)(b)	1,347	1,394,145
Methanex Corp.
4.25%, 12/01/24 (Call 09/01/24)(b)	1,068	1,032,329
5.25%, 03/01/22(b)	964	964,000
5.25%, 12/15/29 (Call 09/15/29)(b)	2,717	2,628,698
5.65%, 12/01/44 (Call 06/01/44)	1,323	1,079,766
Minerals Technologies Inc., 5.00%, 07/01/28 (Call 07/01/23)(a)	885	918,453
Neon Holdings Inc., 10.13%, 04/01/26 (Call 04/01/22)(a)	1,718	1,743,770
Nouryon Holding BV, 8.00%, 10/01/26 (Call 10/01/21)(a)(b)	2,634	2,805,210
NOVA Chemicals Corp.
4.88%, 06/01/24 (Call 03/03/24)(a)(b)	4,608	4,605,696
5.00%, 05/01/25 (Call 01/31/25)(a)	1,941	1,894,901
5.25%, 08/01/23 (Call 08/31/20)(a)	1,735	1,735,000
5.25%, 06/01/27 (Call 03/03/27)(a)	4,090	3,870,162
Nufarm Australia Ltd./Nufarm Americas Inc., 5.75%, 04/30/26 (Call 04/30/21)(a)(b)	1,865	1,855,675
OCI NV
5.25%, 11/01/24 (Call 11/01/21)(a)(b)	2,044	2,054,220
6.63%, 04/15/23 (Call 08/31/20)(a)	2,331	2,418,016
Olin Corp.
5.00%, 02/01/30 (Call 02/01/24)(b)	1,985	1,865,900
5.13%, 09/15/27 (Call 03/15/22)(b)	2,833	2,740,928
5.63%, 08/01/29 (Call 08/01/24)	3,301	3,155,822
9.50%, 06/01/25 (Call 03/01/25)(a)	1,080	1,231,200
PQ Corp., 5.75%, 12/15/25 (Call 12/15/20)(a)(b)	1,269	1,307,070
Rain CII Carbon LLC/CII Carbon Corp., 7.25%, 04/01/25 (Call 08/31/20)(a)	2,266	2,226,345
Rayonier AM Products Inc., 5.50%, 06/01/24 (Call 08/31/20)(a)(b)	2,002	1,211,630
SPCM SA, 4.88%, 09/15/25 (Call 09/15/20)(a)(b)	2,305	2,371,315
TPC Group Inc., 10.50%, 08/01/24 (Call 08/01/21)(a)	3,907	3,477,230
Trinseo Materials Operating SCA/Trinseo Materials Finance Inc., 5.38%, 09/01/25 (Call 09/01/20)(a)(b)	2,162	2,134,975
Tronox Finance PLC, 5.75%, 10/01/25 (Call 10/01/20)(a)	2,051	2,030,490
Tronox Inc.
6.50%, 05/01/25 (Call 05/01/22)(a)	280	298,878
6.50%, 04/15/26 (Call 04/15/21)(a)	2,969	2,976,422
Valvoline Inc.
4.25%, 02/15/30 (Call 02/15/25)(a)	2,240	2,354,800
4.38%, 08/15/25 (Call 08/31/20)(b)	2,026	2,094,378
4.38%, 08/15/25 (Call 08/31/20)(a)	960	992,400
Venator Finance Sarl/Venator Materials LLC, 5.75%, 07/15/25 (Call 08/31/20)(a)(b)	1,595	1,186,281
WR Grace & Co.-Conn
4.88%, 06/15/27 (Call 06/15/23)(a)	3,120	3,322,800
5.63%, 10/01/24(a)(b)	1,632	1,766,640

		131,167,755

Coal — 0.1%
Alliance Resource Operating Partners LP/Alliance Resource Finance Corp., 7.50%, 05/01/25 (Call 08/31/20)(a)(b)	1,523	1,058,485
Natural Resource Partners LP/NRP Finance Corp., 9.13%, 06/30/25 (Call 10/30/21)(a)(b)	872	735,750
Peabody Energy Corp.
6.00%, 03/31/22 (Call 08/31/20)(a)	742	486,010
6.38%, 03/31/25 (Call 08/31/20)(a)	1,034	517,000

Security	Par (000)	Value

Coal (continued)
SunCoke Energy Partners LP/SunCoke Energy Partners Finance Corp., 7.50%, 06/15/25 (Call 08/31/20)(a)	$2,950	$2,714,000
Warrior Met Coal Inc., 8.00%, 11/01/24 (Call 11/01/20)(a)	1,554	1,598,196

		7,109,441

Commercial Services — 3.7%
ACE Cash Express Inc., 12.00%, 12/15/22 (Call 08/31/20)(a)	1,218	883,050
Adani Abbot Point Terminal Pty Ltd., 4.45%, 12/15/22(a)	800	715,920
ADT Security Corp. (The)
3.50%, 07/15/22	3,834	3,934,067
4.13%, 06/15/23	2,584	2,704,931
4.88%, 07/15/32(a)(b)	3,104	3,119,520
6.25%, 10/15/21	2,670	2,803,500
Ahern Rentals Inc., 7.38%, 05/15/23 (Call 08/31/20)(a)	2,172	966,540
Algeco Global Finance PLC, 8.00%, 02/15/23 (Call 08/11/20)(a)(b)	2,943	2,928,285
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.63%, 07/15/26 (Call 07/15/22)(a)	7,968	8,525,760
9.75%, 07/15/27 (Call 07/15/22)(a)	4,297	4,776,201
AMN Healthcare Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)(b)	1,369	1,365,578
5.13%, 10/01/24 (Call 09/15/20)(a)	1,195	1,212,925
APTIM Corp., 7.75%, 06/15/25 (Call 08/17/20)(a)	1,782	739,530
APX Group Inc.
6.75%, 02/15/27 (Call 02/15/23)(a)	2,240	2,233,280
7.63%, 09/01/23 (Call 08/31/20)(b)	1,993	1,908,298
7.88%, 12/01/22 (Call 08/31/20)	3,037	3,059,777
ASGN Inc., 4.63%, 05/15/28 (Call 05/15/23)(a)(b)	2,322	2,374,245
Autopistas Metropolitanas de Puerto Rico LLC, 6.75%, 06/30/35(a)	765	618,438
Avis Budget Car Rental LLC/Avis Budget Finance Inc.
5.25%, 03/15/25 (Call 08/31/20)(a)	1,619	1,521,860
5.75%, 07/15/27 (Call 07/15/22)(a)	1,657	1,549,295
6.38%, 04/01/24 (Call 08/31/20)(a)	1,429	1,364,695
10.50%, 05/15/25 (Call 05/15/22)(a)(b)	1,875	2,175,000
Brink’s Co. (The)
4.63%, 10/15/27 (Call 10/15/22)(a)(b)	2,946	2,996,819
5.50%, 07/15/25 (Call 07/15/22)(a)	655	695,938
Capitol Investment Merger Sub 2 LLC, 10.00%, 08/01/24 (Call 08/01/21)(a)	1,976	2,042,947
Cardtronics Inc./Cardtronics USA Inc., 5.50%, 05/01/25 (Call 08/31/20)(a)(b)	1,441	1,444,603
Carriage Services Inc., 6.63%, 06/01/26 (Call 06/01/21)(a)	1,844	1,950,048
Cimpress PLC, 7.00%, 06/15/26 (Call 06/15/21)(a)(b)	2,358	2,388,654
Emeco Pty Ltd., 9.25%, 03/31/22 (Call 08/31/20)(a)(b)	1,062	1,069,965
Garda World Security Corp.
4.63%, 02/15/27 (Call 02/15/23)(a)	1,964	2,017,853
9.50%, 11/01/27 (Call 11/01/22)(a)(b)	2,680	2,921,200
Gartner Inc.
4.50%, 07/01/28 (Call 07/01/23)(a)	2,460	2,583,000
5.13%, 04/01/25 (Call 08/11/20)(a)	3,658	3,781,604
Graham Holdings Co., 5.75%, 06/01/26 (Call 06/01/21)(a)(b)	1,508	1,598,480
Herc Holdings Inc., 5.50%, 07/15/27 (Call 07/15/22)(a)	4,933	5,216,647
Jaguar Holding Co. II/PPD Development LP
4.63%, 06/15/25 (Call 06/15/22)(a)	4,105	4,289,725
5.00%, 06/15/28 (Call 06/15/23)(a)	1,855	1,975,019
Korn Ferry, 4.63%, 12/15/27 (Call 12/15/22)(a)(b)	1,831	1,878,606

4

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Commercial Services (continued)
Laureate Education Inc., 8.25%, 05/01/25 (Call 08/31/20)(a)(b)	$3,511	$3,756,770
Midas Intermediate Holdco II LLC/Midas Intermediate Holdco II Finance Inc., 7.88%, 10/01/22 (Call 08/17/20)(a)(b)	1,696	1,314,400
MPH Acquisition Holdings LLC, 7.13%, 06/01/24 (Call 08/31/20)(a)(b)	6,619	6,792,749
Nielsen Co Luxembourg SARL (The)
5.00%, 02/01/25 (Call 08/31/20)(a)(b)	1,738	1,783,657
5.50%, 10/01/21 (Call 08/31/20)(a)	935	938,506
Nielsen Finance LLC/Nielsen Finance Co., 5.00%, 04/15/22 (Call 08/31/20)(a)	8,774	8,812,606
Prime Security Services Borrower LLC/Prime Finance Inc.
5.25%, 04/15/24(a)	2,877	3,092,775
5.75%, 04/15/26(a)(b)	5,171	5,739,810
6.25%, 01/15/28 (Call 01/15/23)(a)	5,843	6,091,327
Refinitiv U.S. Holdings Inc.
6.25%, 05/15/26 (Call 11/15/21)(a)	5,055	5,465,719
8.25%, 11/15/26 (Call 11/15/21)(a)	6,922	7,640,157
Ritchie Bros. Auctioneers Inc., 5.38%, 01/15/25 (Call 08/31/20)(a)	1,848	1,912,292
RR Donnelley & Sons Co., 8.25%, 07/01/27 (Call 07/01/23)	984	972,930
Service Corp. International/U.S.
4.63%, 12/15/27 (Call 12/15/22)(b)	2,283	2,425,688
5.13%, 06/01/29 (Call 06/01/24)	2,960	3,270,800
5.38%, 05/15/24 (Call 08/31/20)(b)	4,021	4,100,576
ServiceMaster Co. LLC (The), 5.13%, 11/15/24 (Call 08/11/20)(a)(b)	2,944	3,032,320
Sotheby’s, 7.38%, 10/15/27 (Call 10/15/22)(a)(b)	2,374	2,397,740
Team Health Holdings Inc., 6.38%, 02/01/25 (Call 08/17/20)(a)(b)	2,811	1,630,380
United Rentals Inc., 3.88%, 02/15/31 (Call 08/15/25)	745	745,000
United Rentals North America Inc.
3.88%, 11/15/27 (Call 11/15/22)(b)	3,053	3,205,650
4.00%, 07/15/30 (Call 07/15/25)	2,250	2,328,750
4.63%, 10/15/25 (Call 10/15/20)(b)	3,038	3,125,342
4.88%, 01/15/28 (Call 01/15/23)	8,089	8,685,564
5.25%, 01/15/30 (Call 01/15/25)	2,737	2,997,015
5.50%, 07/15/25 (Call 08/28/20)	2,980	3,065,228
5.50%, 05/15/27 (Call 05/15/22)	3,909	4,207,061
5.88%, 09/15/26 (Call 09/15/21)	3,885	4,147,237
6.50%, 12/15/26 (Call 08/10/20)	4,346	4,824,060
Verscend Escrow Corp., 9.75%, 08/15/26 (Call 08/15/21)(a)	4,851	5,371,464
WEX Inc., 4.75%, 02/01/23 (Call 08/31/20)(a)	1,833	1,837,583
WW International Inc., 8.63%, 12/01/25 (Call 12/01/20)(a)	1,418	1,496,486

		207,539,445

Computers — 1.1%
Banff Merger Sub Inc., 9.75%, 09/01/26 (Call 09/01/21)(a)	6,206	6,568,306
Booz Allen Hamilton Inc., 5.13%, 05/01/25 (Call 08/11/20)(a)(b)	1,519	1,553,178
Dell Inc.
5.40%, 09/10/40	924	970,200
6.50%, 04/15/38	1,481	1,632,803
7.10%, 04/15/28(b)	1,394	1,679,770
Dell International LLC/EMC Corp., 7.13%, 06/15/24 (Call 08/17/20)(a)(b)	6,176	6,415,320
Diebold Nixdorf Inc.
8.50%, 04/15/24 (Call 08/31/20)(b)	1,910	1,752,425

Security	Par (000)	Value

Computers (continued)
9.38%, 07/15/25 (Call 07/15/22)(a)	$1,640	$1,734,792
EMC Corp., 3.38%, 06/01/23 (Call 03/01/23)(b)	3,912	4,097,272
Everi Payments Inc., 7.50%, 12/15/25 (Call 12/15/20)(a)	1,337	1,296,890
Exela Intermediate LLC/Exela Finance Inc., 10.00%, 07/15/23 (Call 08/31/20)(a)(b)	1,759	439,222
Flexential Intermediate Corp., 11.25%, 08/01/24 (Call 02/01/22)(a)	700	710,500
MTS Systems Corp., 5.75%, 08/15/27 (Call 08/15/22)(a)(b)	1,680	1,635,396
NCR Corp.
5.00%, 07/15/22 (Call 08/31/20)	2,270	2,275,675
5.75%, 09/01/27 (Call 09/01/22)(a)	2,127	2,196,127
6.13%, 09/01/29 (Call 09/01/24)(a)(b)	2,190	2,399,035
6.38%, 12/15/23 (Call 08/31/20)	3,090	3,182,700
8.13%, 04/15/25 (Call 04/15/22)(a)	895	993,182
Presidio Holdings Inc.
4.88%, 02/01/27 (Call 02/01/23)(a)(b)	1,512	1,542,240
8.25%, 02/01/28 (Call 02/01/23)(a)(b)	1,357	1,411,280
Science Applications International Corp., 4.88%, 04/01/28 (Call 04/01/23)(a)	1,701	1,781,798
Tempo Acquisition LLC/Tempo Acquisition Finance Corp.
5.75%, 06/01/25 (Call 06/01/22)(a)	680	715,700
6.75%, 06/01/25 (Call 08/11/20)(a)	4,681	4,833,132
Vericast Corp.
8.38%, 08/15/22 (Call 08/31/20)(a)(b)	2,665	2,178,638
9.25%, 03/01/21 (Call 08/31/20)(a)	387	389,419
Vericast Corp./Harland Clarke/Checks in the Mail/Valassis Comm/Valassis Direct, 12.50%, 05/01/24 (Call 08/31/20)(a)(b)	545	558,637
Western Digital Corp., 4.75%, 02/15/26 (Call 11/15/25)(b)	9,129	9,917,472

		64,861,109

Cosmetics & Personal Care — 0.3%
Avon International Capital PLC, 6.50%, 08/15/22 (Call 09/01/20)(a)	1,945	1,935,275
Avon International Operations Inc., 7.88%, 08/15/22 (Call 08/31/20)(a)	2,040	2,029,800
Avon Products Inc., 7.00%, 03/15/23	1,967	2,012,182
Coty Inc., 6.50%, 04/15/26 (Call 04/15/21)(a)	2,339	1,824,724
Edgewell Personal Care Co.
4.70%, 05/24/22	2,100	2,210,250
5.50%, 06/01/28 (Call 06/01/23)(a)	3,200	3,464,000
Revlon Consumer Products Corp., 6.25%, 08/01/24 (Call 08/31/20)	749	136,850
Walnut Bidco PLC, 9.13%, 08/01/24 (Call 08/01/21)(a)	700	708,281

		14,321,362

Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co. Inc.
4.00%, 01/15/28 (Call 01/15/23)(a)	3,098	3,221,920
5.88%, 05/15/26 (Call 05/15/21)(a)(b)	2,370	2,506,275
Core & Main Holdings LP (9.38% PIK), 8.63%, 09/15/24 (Call 09/15/20)(a)(c)	1,518	1,533,180
Core & Main LP, 6.13%, 08/15/25 (Call 08/31/20)(a)(b)	2,520	2,595,802
H&E Equipment Services Inc., 5.63%, 09/01/25 (Call 09/01/20)(b)	4,088	4,256,630
HD Supply Inc., 5.38%, 10/15/26 (Call 10/15/21)(a)(b)	2,975	3,117,621
IAA Inc., 5.50%, 06/15/27 (Call 06/15/22)(a)(b)	2,443	2,604,849
KAR Auction Services Inc., 5.13%, 06/01/25 (Call 08/31/20)(a)(b)	4,076	4,096,380
Performance Food Group Inc.
5.50%, 06/01/24 (Call 08/11/20)(a)	1,237	1,247,824

5

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Distribution & Wholesale (continued)
5.50%, 10/15/27 (Call 10/15/22)(a)(b)	$4,259	$4,397,417
6.88%, 05/01/25 (Call 05/01/22)(a)	745	802,738
Resideo Funding Inc., 6.13%, 11/01/26 (Call 11/01/21)(a)(b)	1,779	1,814,580
Univar Solutions USA Inc., 5.13%, 12/01/27 (Call 12/01/22)(a)(b)	1,912	2,007,600
Wolverine Escrow LLC
8.50%, 11/15/24 (Call 11/15/21)(a)	2,729	1,978,525
9.00%, 11/15/26 (Call 11/15/22)(a)	3,386	2,454,850
13.13%, 11/15/27 (Call 11/15/22)(a)	2,025	1,336,500

		39,972,691

Diversified Financial Services — 2.5%
Advisor Group Holdings Inc., 10.75%, 08/01/27 (Call 08/01/22)(a)	1,720	1,745,800
AerCap Holdings NV, 5.88%, 10/10/79 (Call 10/10/24)(e)	3,200	2,453,792
AG Issuer LLC, 6.25%, 03/01/28 (Call 03/01/23)(a)	1,981	2,005,763
Ally Financial Inc., 5.75%, 11/20/25 (Call 10/21/25)(b)	4,383	4,948,972
Aragvi Finance International DAC, 12.00%, 04/09/24(a)(b)	809	837,315
CNG Holdings Inc., 12.50%, 06/15/24 (Call 06/15/21)(a)	1,164	1,041,780
Credit Acceptance Corp.
5.13%, 12/31/24 (Call 12/31/21)(a)	1,638	1,667,484
6.63%, 03/15/26 (Call 03/15/22)	1,965	2,050,969
Curo Group Holdings Corp., 8.25%, 09/01/25 (Call 09/01/21)(a)	2,928	2,335,080
Enova International Inc.
8.50%, 09/01/24 (Call 09/01/20)(a)	1,115	1,009,075
8.50%, 09/15/25 (Call 09/15/21)(a)(b)	1,411	1,269,900
Fairstone Financial Inc., 7.88%, 07/15/24 (Call 07/15/21)(a)	1,928	1,947,280
Global Aircraft Leasing Co Ltd. (7.25% PIK), 6.50%, 09/15/24 (Call 09/15/21)(a)(b)(c)	6,784	4,223,040
goeasy Ltd., 5.38%, 12/01/24 (Call 12/01/21)(a)(b)	2,573	2,665,911
Jefferies Finance LLC/JFIN Co-Issuer Corp.
6.25%, 06/03/26 (Call 06/01/22)(a)(b)	1,725	1,681,875
7.25%, 08/15/24 (Call 08/31/20)(a)(b)	1,500	1,378,440
LPL Holdings Inc.
4.63%, 11/15/27 (Call 11/15/22)(a)	1,927	1,984,810
5.75%, 09/15/25 (Call 08/11/20)(a)	3,582	3,725,280
Nationstar Mortgage Holdings Inc.
6.00%, 01/15/27 (Call 01/15/23)(a)	2,220	2,264,400
8.13%, 07/15/23 (Call 08/31/20)(a)	3,893	4,047,902
9.13%, 07/15/26 (Call 07/15/21)(a)	3,608	3,924,782
Navient Corp.
5.00%, 03/15/27 (Call 09/15/26)	3,410	3,265,075
5.50%, 01/25/23	3,837	3,932,925
5.63%, 08/01/33	2,114	1,794,659
5.88%, 10/25/24(b)	1,761	1,805,025
6.13%, 03/25/24	3,315	3,431,025
6.50%, 06/15/22	3,877	4,051,465
6.63%, 07/26/21	2,191	2,245,775
6.75%, 06/25/25	1,966	2,055,699
6.75%, 06/15/26	1,849	1,922,960
7.25%, 01/25/22(b)	2,794	2,933,700
7.25%, 09/25/23	1,941	2,049,599
NFP Corp.
6.88%, 07/15/25 (Call 08/10/20)(a)(b)	2,320	2,396,096
6.88%, 08/15/28 (Call 08/15/23)(a)	1,325	1,326,656
7.00%, 05/15/25 (Call 05/15/22)(a)	1,195	1,293,588
8.00%, 07/15/25 (Call 08/31/20)(a)	1,498	1,563,163

Security	Par (000)	Value

Diversified Financial Services (continued)
Ocwen Loan Servicing LLC, 8.38%, 11/15/22 (Call 08/31/20)(a)(b)	$1,363	$1,199,440
OneMain Finance Corp.
5.38%, 11/15/29 (Call 05/15/29)(b)	3,121	3,292,967
5.63%, 03/15/23	3,923	4,148,572
6.13%, 05/15/22	3,609	3,798,473
6.13%, 03/15/24 (Call 09/15/23)	5,020	5,464,722
6.63%, 01/15/28 (Call 07/15/27)(b)	3,076	3,524,942
6.88%, 03/15/25(b)	5,151	5,756,242
7.13%, 03/15/26	6,476	7,592,009
7.75%, 10/01/21	1,850	1,951,750
8.25%, 10/01/23	1,457	1,646,410
8.88%, 06/01/25 (Call 06/01/22)	2,917	3,288,918
Oxford Finance LLC/Oxford Finance Co-Issuer II Inc., 6.38%, 12/15/22 (Call 08/31/20)(a)	1,538	1,430,340
Quicken Loans LLC
5.25%, 01/15/28 (Call 01/15/23)(a)	4,309	4,654,022
5.75%, 05/01/25 (Call 08/31/20)(a)(b)	4,885	5,036,117
StoneX Group Inc., 8.63%, 06/15/25 (Call 06/15/22)(a)	1,730	1,853,263
TMX Finance LLC/TitleMax Finance Corp., 11.13%, 04/01/23 (Call 08/31/20)(a)(b)	1,764	1,534,680
Voyager Aviation Holdings LLC/Voyager Finance Co., 8.50%, 08/15/21 (Call 08/31/20)(a)	1,118	816,140

		142,266,067

Electric — 2.4%
AES Corp. (The)
5.13%, 09/01/27 (Call 09/01/22)	2,193	2,375,173
5.50%, 04/15/25 (Call 08/31/20)(b)	2,094	2,156,820
6.00%, 05/15/26 (Call 05/15/21)	2,119	2,240,843
Calpine Corp.
4.50%, 02/15/28 (Call 02/15/23)(a)	4,843	5,000,397
4.63%, 02/01/29 (Call 02/01/24)(a)	495	499,940
5.00%, 02/01/31 (Call 02/01/26)(a)	435	445,823
5.13%, 03/15/28 (Call 03/15/23)(a)	5,208	5,417,205
5.25%, 06/01/26 (Call 06/01/21)(a)	5,569	5,791,760
5.50%, 02/01/24 (Call 08/26/20)(b)	2,476	2,514,130
5.75%, 01/15/25 (Call 08/26/20)(b)	4,904	5,046,216
Clearway Energy Operating LLC
4.75%, 03/15/28 (Call 03/15/23)(a)	3,266	3,490,538
5.00%, 09/15/26 (Call 09/15/21)(b)	1,346	1,411,618
5.75%, 10/15/25 (Call 10/15/21)	2,392	2,553,460
DPL Inc.
4.13%, 07/01/25 (Call 04/01/25)(a)	1,025	1,079,499
4.35%, 04/15/29 (Call 01/15/29)(b)	1,553	1,640,076
Drax Finco PLC, 6.63%, 11/01/25 (Call 05/01/21)(a)	2,356	2,456,130
Electricite de France SA
5.25%, (Call 01/29/23)(a)(b)(d)(e)	6,775	7,046,000
5.63%, (Call 01/22/24)(a)(b)(d)(e)	5,200	5,491,772
Emera Inc., Series 16-A, 6.75%, 06/15/76 (Call 06/15/26)(b)(e)	4,881	5,425,231
InterGen NV, 7.00%, 06/30/23 (Call 08/31/20)(a)	1,968	1,913,880
Midland Cogeneration Venture LP, 6.00%, 03/15/25(a)(b)	947	972,376
NextEra Energy Operating Partners LP
3.88%, 10/15/26 (Call 07/15/26)(a)	2,320	2,424,400
4.25%, 07/15/24 (Call 04/15/24)(a)(b)	2,770	2,950,050
4.25%, 09/15/24 (Call 07/15/24)(a)	2,227	2,371,755
4.50%, 09/15/27 (Call 06/15/27)(a)	2,273	2,471,888
NRG Energy Inc.
5.25%, 06/15/29 (Call 06/15/24)(a)	3,078	3,403,252
5.75%, 01/15/28 (Call 01/15/23)	3,773	4,146,980

6

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
6.63%, 01/15/27 (Call 07/15/21)	$4,863	$5,179,095
7.25%, 05/15/26 (Call 05/15/21)	4,027	4,343,160
NSG Holdings LLC/NSG Holdings Inc., 7.75%, 12/15/25(a)	1,034	1,046,898
Pattern Energy Operations LP/Pattern Energy Operations Inc., 4.50%, 08/15/28 (Call 08/15/23)(a)	1,510	1,600,600
PG&E Corp.
5.00%, 07/01/28 (Call 07/01/23)(b)	3,692	3,798,883
5.25%, 07/01/30 (Call 07/01/25)	4,425	4,602,000
Talen Energy Supply LLC
6.50%, 06/01/25 (Call 08/31/20)	2,036	1,364,120
6.63%, 01/15/28 (Call 01/15/23)(a)	1,818	1,825,508
7.25%, 05/15/27 (Call 05/15/22)(a)	3,391	3,526,640
7.63%, 06/01/28 (Call 06/01/23)(a)	890	930,050
10.50%, 01/15/26 (Call 01/15/22)(a)	2,995	2,320,826
Terraform Global Operating LLC, 6.13%, 03/01/26 (Call 03/01/21)(a)(b)	1,590	1,605,900
TransAlta Corp.
4.50%, 11/15/22 (Call 08/15/22)	1,575	1,590,750
6.50%, 03/15/40(b)	1,293	1,293,000
Vistra Operations Co. LLC
5.00%, 07/31/27 (Call 07/31/22)(a)	5,934	6,334,545
5.50%, 09/01/26 (Call 09/01/21)(a)	4,064	4,282,440
5.63%, 02/15/27 (Call 02/15/22)(a)	5,154	5,530,036

		133,911,663

Electrical Components & Equipment — 0.5%
Energizer Holdings Inc.
4.75%, 06/15/28 (Call 06/15/23)(a)	1,325	1,421,195
6.38%, 07/15/26 (Call 07/15/21)(a)	3,439	3,662,535
7.75%, 01/15/27 (Call 01/15/22)(a)	2,878	3,195,156
EnerSys
4.38%, 12/15/27 (Call 09/15/27)(a)	1,178	1,190,133
5.00%, 04/30/23 (Call 01/30/23)(a)	1,377	1,410,392
WESCO Distribution Inc.
5.38%, 12/15/21 (Call 08/31/20)(b)	1,549	1,559,084
5.38%, 06/15/24 (Call 08/31/20)(b)	1,864	1,905,381
7.13%, 06/15/25 (Call 06/15/22)(a)	4,835	5,305,881
7.25%, 06/15/28 (Call 06/15/23)(a)	5,800	6,336,500

		25,986,257

Electronics — 0.3%
Ingram Micro Inc.
5.00%, 08/10/22 (Call 02/10/22)	1,223	1,242,137
5.45%, 12/15/24 (Call 09/15/24)(b)	2,062	2,124,224
Itron Inc., 5.00%, 01/15/26 (Call 01/15/21)(a)(b)	1,799	1,858,367
Sensata Technologies BV
4.88%, 10/15/23(a)	2,506	2,634,433
5.00%, 10/01/25(a)	2,838	3,065,040
5.63%, 11/01/24(a)(b)	1,362	1,484,580
Sensata Technologies Inc., 4.38%, 02/15/30 (Call 11/15/29)(a)(b)	1,747	1,867,001
TTM Technologies Inc., 5.63%, 10/01/25 (Call 10/01/20)(a)(b)	1,600	1,631,504

		15,907,286

Energy – Alternate Sources — 0.3%
Enviva Partners LP/Enviva Partners Finance Corp., 6.50%, 01/15/26 (Call 11/15/21)(a)	2,790	3,006,225
Pattern Energy Group Inc., 5.88%, 02/01/24 (Call 08/12/20)(a)(b)	1,306	1,345,180
TerraForm Power Operating LLC 4.25%, 01/31/23 (Call 10/31/22)(a)(b)	2,097	2,198,285

Security	Par (000)	Value

Energy – Alternate Sources (continued)
4.75%, 01/15/30 (Call 01/15/25)(a)	$2,781	$3,010,433
5.00%, 01/31/28 (Call 07/31/27)(a)	2,762	3,045,105
Topaz Solar Farms LLC, 5.75%, 09/30/39(a)	2,348	2,797,500

		15,402,728

Engineering & Construction — 0.5%
AECOM
5.13%, 03/15/27 (Call 12/15/26)(b)	4,182	4,594,972
5.88%, 10/15/24 (Call 07/15/24)(b)	3,492	3,815,010
Brand Industrial Services Inc., 8.50%, 07/15/25 (Call 08/31/20)(a)(b)	4,015	3,713,875
Fluor Corp.
3.50%, 12/15/24 (Call 09/15/24)	1,800	1,481,040
4.25%, 09/15/28 (Call 06/15/28)	2,785	2,381,175
frontdoor Inc., 6.75%, 08/15/26 (Call 08/15/21)(a)(b)	1,794	1,935,278
Great Lakes Dredge & Dock Corp., 8.00%, 05/15/22 (Call 08/17/20)(b)	1,344	1,394,508
MasTec Inc.
4.50%, 08/15/28 (Call 08/15/23)(a)	555	579,975
4.88%, 03/15/23 (Call 08/19/20)(b)	1,525	1,538,420
New Enterprise Stone & Lime Co. Inc., 6.25%, 03/15/26 (Call 03/15/21)(a)	2,011	2,071,330
PowerTeam Services LLC, 9.03%, 12/04/25 (Call 02/04/23)(a)	3,192	3,381,126
TopBuild Corp., 5.63%, 05/01/26 (Call 05/01/21)(a)(b)	1,758	1,819,530
Tutor Perini Corp., 6.88%, 05/01/25 (Call 08/17/20)(a)(b)	2,157	2,151,262

		30,857,501

Entertainment — 2.6%
Allen Media LLC/Allen Media Co-Issuer Inc., 10.50%, 02/15/28 (Call 02/15/23)(a)	1,275	1,179,375
AMC Entertainment Holdings Inc.
10.50%, 04/15/25 (Call 04/15/22)(a)(b)	1,960	1,555,750
10.50%, 04/24/26 (Call 04/15/22)(a)	1,508	1,277,176
12.00%, 06/15/26 (Call 06/15/23)(a)	4,011	1,524,320
Banijay Entertainment SASU, 5.38%, 03/01/25 (Call 03/01/22)(a)(b)	1,575	1,583,190
Boyne USA Inc., 7.25%, 05/01/25 (Call 05/01/21)(a)	2,262	2,417,513
Caesars Resort Collection LLC/CRC Finco Inc., 5.25%, 10/15/25 (Call 10/15/20)(a)	7,180	6,473,632
Cedar Fair LP, 5.25%, 07/15/29 (Call 07/15/24)	2,466	2,329,630
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp., 5.38%, 06/01/24 (Call 08/31/20)(b)	2,078	2,030,268
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
5.38%, 04/15/27 (Call 04/15/22)(b)	1,983	1,913,595
5.50%, 05/01/25 (Call 05/01/22)(a)	2,693	2,750,226
Churchill Downs Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	1,705	1,739,100
5.50%, 04/01/27 (Call 04/01/22)(a)(b)	2,623	2,744,314
Cinemark USA Inc.
4.88%, 06/01/23 (Call 08/31/20)	3,503	2,977,550
5.13%, 12/15/22 (Call 08/31/20)	1,781	1,549,470
8.75%, 05/01/25 (Call 05/01/22)(a)	430	443,975
Cirsa Finance International Sarl, 7.88%, 12/20/23 (Call 08/11/20)(a)	2,016	1,864,800
Codere Finance 2 Luxembourg SA, 7.63%, 11/01/21 (Call 08/31/20)(a)(f)	652	401,580
Colt Merger Sub Inc.
5.75%, 07/01/25 (Call 07/01/22)(a)	2,985	3,104,400
6.25%, 07/01/25 (Call 07/01/22)(a)	13,510	14,092,619

7

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Entertainment (continued)
8.13%, 07/01/27 (Call 07/01/23)(a)	$4,971	$5,064,206
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 02/15/23 (Call 08/31/20)(a)	992	788,640
Enterprise Development Authority (The), 12.00%, 07/15/24 (Call 07/15/21)(a)(b)	1,949	1,925,047
Gateway Casinos & Entertainment Ltd., 8.25%, 03/01/24 (Call 08/31/20)(a)	1,201	936,780
Golden Entertainment Inc., 7.63%, 04/15/26 (Call 04/15/22)(a)(b)	1,606	1,396,738
International Game Technology PLC
5.25%, 01/15/29 (Call 01/15/24)(a)	860	878,739
6.25%, 02/15/22 (Call 08/15/21)(a)	3,377	3,529,336
6.25%, 01/15/27 (Call 07/15/26)(a)	5,170	5,506,050
6.50%, 02/15/25 (Call 08/15/24)(a)(b)	4,614	4,971,585
Jacobs Entertainment Inc., 7.88%, 02/01/24 (Call 08/31/20)(a)	1,662	1,508,265
Lions Gate Capital Holdings LLC
5.88%, 11/01/24 (Call 08/31/20)(a)(b)	2,116	2,110,710
6.38%, 02/01/24 (Call 02/01/21)(a)	2,576	2,600,240
Live Nation Entertainment Inc.
4.75%, 10/15/27 (Call 10/15/22)(a)	4,560	4,212,300
4.88%, 11/01/24 (Call 08/06/20)(a)	2,112	1,995,840
5.63%, 03/15/26 (Call 03/15/21)(a)	896	851,379
6.50%, 05/15/27 (Call 05/15/23)(a)	4,800	5,160,000
Merlin Entertainments Ltd., 5.75%, 06/15/26 (Call 03/17/26)(a)	1,420	1,349,000
Mohegan Gaming & Entertainment, 7.88%, 10/15/24 (Call 08/17/20)(a)(f)	2,190	1,850,550
Motion Bondco DAC, 6.63%, 11/15/27 (Call 11/15/22)(a)	1,675	1,430,517
Penn National Gaming Inc., 5.63%, 01/15/27 (Call 01/15/22)(a)	1,732	1,713,987
Powdr Corp., 6.00%, 08/01/25 (Call 08/01/22)(a)	600	613,500
Scientific Games International Inc.
5.00%, 10/15/25 (Call 10/15/20)(a)	5,100	5,055,375
7.00%, 05/15/28 (Call 05/15/23)(a)	2,796	2,572,320
7.25%, 11/15/29 (Call 11/15/24)(a)	1,897	1,735,755
8.25%, 03/15/26 (Call 03/15/22)(a)(b)	4,989	4,996,933
8.63%, 07/01/25 (Call 07/01/22)(a)	1,680	1,688,333
SeaWorld Parks & Entertainment Inc., 9.50%, 08/01/25 (Call 02/01/22)(a)	615	623,456
Six Flags Entertainment Corp.
4.88%, 07/31/24 (Call 08/31/20)(a)	4,111	3,904,217
5.50%, 04/15/27 (Call 04/15/22)(a)(b)	1,917	1,811,565
Six Flags Theme Parks Inc., 7.00%, 07/01/25 (Call 07/01/22)(a)	3,215	3,450,692
Speedway Motorsports LLC/Speedway Funding II Inc., 4.88%, 11/01/27 (Call 11/01/22)(a)(b)	1,505	1,369,550
Stars Group Holdings BV/Stars Group US Co-Borrower LLC, 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	3,920	4,231,640
Twin River Worldwide Holdings Inc., 6.75%, 06/01/27 (Call 06/01/22)(a)(b)	1,794	1,744,665
Vail Resorts Inc., 6.25%, 05/15/25 (Call 05/15/22)(a)	1,770	1,907,175
WMG Acquisition Corp.
3.88%, 07/15/30 (Call 07/15/25)(a)	1,850	1,979,500
5.50%, 04/15/26 (Call 04/15/21)(a)(b)	880	913,000
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/29 (Call 07/01/29)(a)(b)	2,903	2,779,622
7.75%, 04/15/25 (Call 04/15/22)(a)	1,999	2,099,750
		147,209,440

Security	Par (000)	Value

Environmental Control — 0.5%
Advanced Disposal Services Inc., 5.63%, 11/15/24 (Call 08/31/20)(a)	$1,783	$1,850,219
Clean Harbors Inc.
4.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,047	2,170,045
5.13%, 07/15/29 (Call 07/15/24)(a)(b)	1,209	1,293,630
Covanta Holding Corp.
5.88%, 03/01/24 (Call 08/31/20)	1,751	1,795,580
5.88%, 07/01/25 (Call 08/31/20)	1,657	1,714,995
6.00%, 01/01/27 (Call 01/01/22)(b)	1,765	1,826,775
GFL Environmental Inc.
4.25%, 06/01/25 (Call 06/01/22)(a)	1,365	1,419,600
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	2,372	2,518,447
7.00%, 06/01/26 (Call 06/01/21)(a)	1,933	2,048,980
8.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,386	1,552,736
Harsco Corp., 5.75%, 07/31/27 (Call 07/31/22)(a)(b)	2,215	2,323,845
Stericycle Inc., 5.38%, 07/15/24 (Call 07/15/21)(a)(b)	3,435	3,615,338
Tervita Corp., 7.63%, 12/01/21 (Call 08/31/20)(a)	2,459	1,942,610
Waste Pro USA Inc., 5.50%, 02/15/26 (Call 02/15/21)(a)(b)	2,011	2,041,165

		28,113,965

Food — 3.8%
Albertsons Companies Inc./Safeway Inc./New Albertsons LP/Albertsons LLC
3.50%, 02/15/23 (Call 12/15/22)(a)	3,008	3,075,680
4.63%, 01/15/27 (Call 01/15/23)(a)	5,355	5,662,912
4.88%, 02/15/30 (Call 02/15/25)(a)	4,207	4,556,181
5.75%, 03/15/25 (Call 08/31/20)	4,687	4,851,045
5.88%, 02/15/28 (Call 08/15/22)(a)(b)	3,758	4,115,010
6.63%, 06/15/24 (Call 08/31/20)	4,945	5,145,767
7.50%, 03/15/26 (Call 03/15/22)(a)	2,467	2,775,375
B&G Foods Inc.
5.25%, 04/01/25 (Call 08/31/20)(b)	3,436	3,591,067
5.25%, 09/15/27 (Call 03/01/22)	2,025	2,152,656
Chobani LLC/Chobani Finance Corp. Inc., 7.50%, 04/15/25 (Call 08/31/20)(a)(b)	2,224	2,318,520
Clearwater Seafoods Inc., 6.88%, 05/01/25 (Call 08/31/20)(a)	1,182	1,199,730
Del Monte Foods Inc., 11.88%, 05/15/25 (Call 05/15/22)(a)	2,205	2,353,837
Dole Food Co. Inc., 7.25%, 06/15/25 (Call 08/31/20)(a)	1,182	1,164,270
FAGE International SA/FAGE USA Dairy Industry Inc., 5.63%, 08/15/26 (Call 08/15/21)(a)	1,566	1,534,680
Fresh Market Inc. (The), 9.75%, 05/01/23 (Call 08/31/20)(a)	1,018	834,760
H-Food Holdings LLC/Hearthside Finance Co. Inc., 8.50%, 06/01/26 (Call 06/01/21)(a)	1,510	1,434,500
Ingles Markets Inc., 5.75%, 06/15/23 (Call 08/31/20)(b)	1,133	1,149,995
Kraft Heinz Foods Co.
3.00%, 06/01/26 (Call 03/01/26)(b)	7,945	8,404,291
3.75%, 04/01/30 (Call 01/01/30)(a)(b)	4,450	4,822,686
3.88%, 05/15/27 (Call 02/15/27)(a)	5,356	5,768,522
3.95%, 07/15/25 (Call 04/15/25)	6,393	7,027,512
4.00%, 06/15/23 (Call 05/15/23)	800	864,047
4.25%, 03/01/31 (Call 12/01/30)(a)	5,350	5,905,504
4.38%, 06/01/46 (Call 12/01/45)(b)	12,675	13,327,360
4.63%, 01/30/29 (Call 10/30/28)(b)	4,450	5,070,028
4.63%, 10/01/39 (Call 04/01/39)(a)	2,150	2,256,315
4.88%, 10/01/49 (Call 04/01/49)(a)	6,090	6,728,658
5.00%, 07/15/35 (Call 01/15/35)(b)	4,315	5,055,437
5.00%, 06/04/42	8,142	9,141,388
5.20%, 07/15/45 (Call 01/15/45)(b)	8,130	9,274,580
5.50%, 06/01/50 (Call 12/01/49)(a)	3,000	3,519,331

8

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Food (continued)
6.50%, 02/09/40	$3,200	$4,042,447
6.75%, 03/15/32	1,675	2,225,776
6.88%, 01/26/39(b)	3,425	4,592,472
7.13%, 08/01/39(a)(b)	3,725	5,049,285
Lamb Weston Holdings Inc.
4.63%, 11/01/24 (Call 11/01/21)(a)(b)	3,311	3,468,272
4.88%, 11/01/26 (Call 11/01/21)(a)	3,626	3,807,300
4.88%, 05/15/28 (Call 11/15/27)(a)	1,980	2,225,025
Pilgrim’s Pride Corp.
5.75%, 03/15/25 (Call 08/31/20)(a)(b)	4,695	4,812,375
5.88%, 09/30/27 (Call 09/30/22)(a)(b)	3,481	3,681,157
Post Holdings Inc.
4.63%, 04/15/30 (Call 04/15/25)(a)	4,950	5,209,875
5.00%, 08/15/26 (Call 08/15/21)(a)	6,736	7,059,059
5.50%, 12/15/29 (Call 12/15/24)(a)(b)	3,038	3,334,053
5.63%, 01/15/28 (Call 12/01/22)(a)(b)	4,444	4,856,403
5.75%, 03/01/27 (Call 03/01/22)(a)	5,127	5,460,255
Safeway Inc., 7.25%, 02/01/31	1,056	1,182,720
Sigma Holdco BV, 7.88%, 05/15/26 (Call 05/15/21)(a)	2,106	2,121,795
Simmons Foods Inc.
5.75%, 11/01/24 (Call 11/01/20)(a)(b)	2,107	2,117,535
7.75%, 01/15/24 (Call 01/15/21)(a)	803	844,154
TreeHouse Foods Inc.
4.88%, 03/15/22 (Call 08/31/20)(b)	1,292	1,293,292
6.00%, 02/15/24 (Call 08/31/20)(a)(b)	2,282	2,356,165
U.S. Foods Inc.
5.88%, 06/15/24 (Call 08/31/20)(a)	2,269	2,264,757
6.25%, 04/15/25 (Call 04/15/22)(a)	4,790	5,137,275

		212,223,091

Food Service — 0.3%
Aramark Services Inc.
4.75%, 06/01/26 (Call 06/01/21)	2,576	2,563,120
5.00%, 04/01/25 (Call 08/31/20)(a)(b)	2,151	2,210,153
5.00%, 02/01/28 (Call 02/01/23)(a)(b)	4,918	4,948,737
6.38%, 05/01/25 (Call 05/01/22)(a)	5,555	5,860,525

		15,582,535

Forest Products & Paper — 0.2%
Clearwater Paper Corp.
4.50%, 02/01/23 (Call 08/31/20)	1,039	1,044,922
5.38%, 02/01/25(a)(b)	930	952,088
Mercer International Inc.
5.50%, 01/15/26 (Call 01/15/21)	1,401	1,323,945
6.50%, 02/01/24 (Call 08/31/20)(b)	667	657,135
7.38%, 01/15/25 (Call 01/15/21)(b)	2,517	2,535,877
Resolute Forest Products Inc., 5.88%, 05/15/23 (Call 08/31/20)(b)	1,792	1,702,400
Schweitzer-Mauduit International Inc., 6.88%, 10/01/26 (Call 10/01/21)(a)(b)	1,560	1,656,143
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/25(b)	1,342	1,620,465

		11,492,975

Gas — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp.
5.50%, 05/20/25 (Call 02/20/25)(b)	3,592	3,879,360
5.63%, 05/20/24 (Call 03/20/24)	2,470	2,655,250
5.75%, 05/20/27 (Call 02/20/27)(b)	1,599	1,750,905
5.88%, 08/20/26 (Call 05/20/26)	2,843	3,137,108
Rockpoint Gas Storage Canada Ltd., 7.00%, 03/31/23 (Call 08/31/20)(a)	1,775	1,624,125

		13,046,748

Security	Par (000)	Value

Hand & Machine Tools — 0.1%
Apex Tool Group LLC/BC Mountain Finance Inc., 9.00%, 02/15/23 (Call 08/31/20)(a)(b)	$1,433	$1,146,400
Colfax Corp.
6.00%, 02/15/24 (Call 02/15/21)(a)	2,383	2,508,107
6.38%, 02/15/26 (Call 02/15/22)(a)	1,511	1,631,880
Werner FinCo LP/Werner FinCo Inc., 8.75%, 07/15/25 (Call 08/31/20)(a)	1,199	1,031,140

		6,317,527

Health Care – Products — 0.5%
Avantor Funding Inc., 4.63%, 07/15/28 (Call 07/15/23)(a)	4,000	4,226,000
Avantor Inc., 6.00%, 10/01/24 (Call 10/01/20)(a)	5,414	5,698,235
Hill-Rom Holdings Inc.
4.38%, 09/15/27 (Call 09/15/22)(a)(b)	1,895	1,996,060
5.00%, 02/15/25 (Call 08/31/20)(a)(b)	1,121	1,160,235
Hologic Inc.
4.38%, 10/15/25 (Call 10/15/20)(a)	4,304	4,411,600
4.63%, 02/01/28 (Call 02/01/23)(a)	1,662	1,774,467
Immucor Inc., 11.13%, 02/15/22 (Call 08/17/20)(a)(b)	1,704	1,708,260
Ortho-Clinical Diagnostics Inc./Ortho-Clinical Diagnostics SA
7.25%, 02/01/28 (Call 02/01/23)(a)(b)	3,299	3,451,579
7.38%, 06/01/25 (Call 06/01/22)(a)	540	575,100
Teleflex Inc.
4.25%, 06/01/28 (Call 06/01/23)(a)	1,995	2,137,144
4.63%, 11/15/27 (Call 11/15/22)	1,970	2,130,102
4.88%, 06/01/26 (Call 06/01/21)	1,518	1,593,900

		30,862,682

Health Care – Services — 6.0%
Acadia Healthcare Co. Inc.
5.50%, 07/01/28 (Call 07/01/23)(a)	970	1,022,138
5.63%, 02/15/23 (Call 08/31/20)	3,320	3,372,224
6.50%, 03/01/24 (Call 08/31/20)	2,384	2,450,061
AHP Health Partners Inc., 9.75%, 07/15/26 (Call 07/15/21)(a)(b)	2,012	2,137,750
Air Medical Group Holdings Inc., 6.38%, 05/15/23 (Call 08/31/20)(a)	1,805	1,714,750
Air Methods Corp., 8.00%, 05/15/25 (Call 08/31/20)(a)	1,067	749,568
Catalent Pharma Solutions Inc.
4.88%, 01/15/26 (Call 10/15/20)(a)	1,736	1,783,740
5.00%, 07/15/27 (Call 07/15/22)(a)	1,892	2,013,315
Centene Corp.
3.38%, 02/15/30 (Call 02/15/25)	8,774	9,289,472
4.25%, 12/15/27 (Call 12/15/22)	9,905	10,524,062
4.63%, 12/15/29 (Call 12/15/24)	14,077	15,699,515
4.75%, 05/15/22 (Call 08/31/20)	3,855	3,921,383
4.75%, 01/15/25 (Call 08/31/20)	8,584	8,895,771
5.25%, 04/01/25 (Call 08/17/20)(a)(b)	4,190	4,368,997
5.38%, 06/01/26 (Call 06/01/21)(a)(b)	7,136	7,631,310
5.38%, 08/15/26 (Call 08/15/21)(a)	2,947	3,153,290
Charles River Laboratories International Inc.
4.25%, 05/01/28 (Call 05/01/23)(a)	2,087	2,207,003
5.50%, 04/01/26 (Call 04/01/21)(a)	1,910	2,017,438
CHS/Community Health Systems Inc.
6.25%, 03/31/23 (Call 08/31/20)	11,058	11,140,935
6.63%, 02/15/25 (Call 02/15/22)(a)	6,225	6,289,117
6.88%, 04/01/28 (Call 04/01/23)(a)	5,562	1,974,510
8.00%, 03/15/26 (Call 03/15/22)(a)	9,275	9,500,104
8.00%, 12/15/27 (Call 12/15/22)(a)	2,816	2,830,080
8.13%, 06/30/24 (Call 06/30/21)(a)(b)	5,455	3,457,215

9

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
8.63%, 01/15/24 (Call 01/15/21)(a)	$4,202	$4,328,060
9.88%, 06/30/23 (Call 08/17/20)(a)(g)	7,362	5,815,980
DaVita Inc.
4.63%, 06/01/30 (Call 06/01/25)(a)	7,025	7,481,625
5.00%, 05/01/25 (Call 08/17/20)(b)	6,179	6,348,922
Encompass Health Corp.
4.50%, 02/01/28 (Call 02/01/23)(b)	3,120	3,260,400
4.75%, 02/01/30 (Call 02/01/25)	2,820	2,979,668
5.13%, 03/15/23 (Call 08/31/20)	1,219	1,225,351
5.75%, 11/01/24 (Call 08/31/20)	2,743	2,770,430
5.75%, 09/15/25 (Call 09/15/20)	1,996	2,065,780
Hadrian Merger Sub Inc., 8.50%, 05/01/26 (Call 05/01/21)(a)(b)	1,326	1,223,235
HCA Inc.
3.50%, 09/01/30 (Call 03/01/30)	10,895	11,450,798
5.38%, 02/01/25(b)	10,485	11,821,837
5.38%, 09/01/26 (Call 03/01/26)(b)	4,026	4,599,705
5.63%, 09/01/28 (Call 03/01/28)	6,468	7,713,090
5.88%, 05/01/23	5,092	5,588,470
5.88%, 02/15/26 (Call 08/15/25)	6,027	7,053,398
5.88%, 02/01/29 (Call 08/01/28)(b)	3,931	4,785,992
7.50%, 11/06/33(b)	840	1,131,900
7.69%, 06/15/25(b)	809	952,598
IQVIA Inc.
5.00%, 10/15/26 (Call 10/15/21)(a)	4,056	4,278,999
5.00%, 05/15/27 (Call 05/15/22)(a)	4,469	4,769,261
LifePoint Health Inc.
4.38%, 02/15/27 (Call 02/15/22)(a)	2,447	2,500,614
6.75%, 04/15/25 (Call 04/15/22)(a)	1,275	1,373,813
Magellan Health Inc., 4.90%, 09/22/24 (Call 07/22/24)(b)	1,916	1,935,160
MEDNAX Inc.
5.25%, 12/01/23 (Call 08/31/20)(a)	2,716	2,749,950
6.25%, 01/15/27 (Call 01/15/22)(a)(b)	4,462	4,718,565
Molina Healthcare Inc.
4.38%, 06/15/28 (Call 06/15/23)(a)	3,340	3,548,850
4.88%, 06/15/25 (Call 08/31/20)(a)(b)	1,316	1,345,610
5.38%, 11/15/22 (Call 08/15/22)	3,291	3,455,550
Polaris Intermediate Corp. (9.25% PIK), 8.50%, 12/01/22 (Call 08/11/20)(a)(b)(c)	5,607	5,705,308
Quorum Health Corp., 11.63%, 04/15/23 (Call 08/31/20)(f)	1,183	165,620
Radiology Partners Inc., 9.25%, 02/01/28 (Call 02/01/23)(a)	2,921	2,928,303
RegionalCare Hospital Partners Holdings Inc./LifePoint Health Inc., 9.75%, 12/01/26 (Call 12/01/21)(a)	6,329	7,026,456
Select Medical Corp., 6.25%, 08/15/26 (Call 08/15/22)(a)(b)	5,153	5,552,357
Surgery Center Holdings Inc.
6.75%, 07/01/25 (Call 08/31/20)(a)	1,603	1,550,903
10.00%, 04/15/27 (Call 04/15/22)(a)	1,927	2,043,198
Tenet Healthcare Corp.
4.63%, 07/15/24 (Call 08/31/20)	7,627	7,760,472
4.63%, 09/01/24 (Call 09/01/21)(a)(b)	3,005	3,072,612
4.63%, 06/15/28 (Call 06/15/23)(a)	2,255	2,371,584
4.88%, 01/01/26 (Call 03/01/22)(a)	9,055	9,471,168
5.13%, 05/01/25 (Call 08/31/20)	6,152	6,328,685
5.13%, 11/01/27 (Call 11/01/22)(a)(b)	5,786	6,140,392
6.25%, 02/01/27 (Call 02/01/22)(a)	6,009	6,382,820
6.75%, 06/15/23(b)	7,547	7,962,085
6.88%, 11/15/31(b)	1,206	1,151,730
7.00%, 08/01/25 (Call 08/31/20)(b)	2,111	2,179,164
7.50%, 04/01/25 (Call 04/01/22)(a)	2,020	2,234,625

Security	Par (000)	Value

Health Care – Services (continued)
8.13%, 04/01/22	$11,110	$11,971,025
US Renal Care Inc., 10.63%, 07/15/27 (Call 07/15/22)(a)(b)	2,102	2,238,630
West Street Merger Sub Inc., 6.38%, 09/01/25 (Call 09/01/20)(a)(b)	3,211	3,259,165

		338,913,661

Holding Companies – Diversified — 0.6%
Compass Group Diversified Holdings LLC, 8.00%, 05/01/26 (Call 05/01/21)(a)	2,219	2,341,045
FS Energy & Power Fund, 7.50%, 08/15/23 (Call 05/15/23)(a)	2,049	1,802,690
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.75%, 09/15/24 (Call 06/15/24)	4,357	4,444,140
5.25%, 05/15/27 (Call 11/15/26)	3,734	3,846,020
6.25%, 02/01/22 (Call 08/31/20)	3,994	4,075,078
6.25%, 05/15/26 (Call 05/15/22)	5,455	5,764,680
6.38%, 12/15/25 (Call 12/15/20)	3,027	3,148,080
6.75%, 02/01/24 (Call 08/31/20)	2,160	2,224,800
Stena AB, 7.00%, 02/01/24(a)(b)	1,688	1,641,580
Stena International SA
5.75%, 03/01/24(a)	1,164	1,102,890
6.13%, 02/01/25 (Call 02/01/22)(a)	2,115	2,040,975

		32,431,978

Home Builders — 2.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.63%, 01/15/28 (Call 01/15/23)(a)	1,115	1,123,363
6.75%, 08/01/25 (Call 08/31/20)(a)	907	920,605
9.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,051	1,135,080
Beazer Homes USA Inc.
5.88%, 10/15/27 (Call 10/15/22)(b)	1,656	1,662,607
6.75%, 03/15/25 (Call 08/17/20)	1,126	1,159,780
7.25%, 10/15/29 (Call 10/15/24)(b)	1,285	1,381,683
Brookfield Residential Properties Inc./Brookfield Residential U.S. Corp.
4.88%, 02/15/30 (Call 02/15/25)(a)	1,840	1,669,800
6.25%, 09/15/27 (Call 09/15/22)(a)	2,514	2,514,000
6.38%, 05/15/25 (Call 08/31/20)(a)(b)	1,200	1,218,000
Century Communities Inc.
5.88%, 07/15/25 (Call 08/31/20)(b)	1,613	1,659,906
6.75%, 06/01/27 (Call 06/01/22)	1,687	1,801,615
Forestar Group Inc.
5.00%, 03/01/28 (Call 03/01/23)(a)	1,042	1,042,000
8.00%, 04/15/24 (Call 04/15/21)(a)	2,186	2,345,272
Installed Building Products Inc., 5.75%, 02/01/28 (Call 02/01/23)(a)(b)	1,337	1,407,193
KB Home
4.80%, 11/15/29 (Call 05/15/29)(b)	1,200	1,248,000
6.88%, 06/15/27 (Call 12/15/26)(b)	1,318	1,489,340
7.00%, 12/15/21 (Call 09/15/21)	1,903	1,993,393
7.50%, 09/15/22	1,489	1,630,455
7.63%, 05/15/23 (Call 11/15/22)(b)	1,447	1,591,700
Lennar Corp.
4.13%, 01/15/22 (Call 10/15/21)	2,102	2,151,922
4.50%, 04/30/24 (Call 01/31/24)	2,509	2,715,992
4.75%, 11/15/22 (Call 08/15/22)	2,402	2,534,110
4.75%, 05/30/25 (Call 02/28/25)(b)	2,230	2,453,000
4.75%, 11/29/27 (Call 05/29/27)(b)	3,429	3,917,632
4.88%, 12/15/23 (Call 09/15/23)	1,585	1,708,170
5.00%, 06/15/27 (Call 12/15/26)	1,275	1,434,375
5.25%, 06/01/26 (Call 12/01/25)	1,561	1,748,320

10

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Home Builders (continued)
5.88%, 11/15/24 (Call 05/15/24)	$1,613	$1,828,503
6.25%, 12/15/21 (Call 06/15/21)	1,225	1,272,432
LGI Homes Inc., 6.88%, 07/15/26 (Call 07/15/21)(a)	1,398	1,488,870
M/I Homes Inc.
4.95%, 02/01/28 (Call 02/01/23)	1,745	1,792,988
5.63%, 08/01/25 (Call 08/17/20)	912	948,480
Mattamy Group Corp.
4.63%, 03/01/30 (Call 03/01/25)(a)	2,319	2,353,785
5.25%, 12/15/27 (Call 12/15/22)(a)	2,111	2,190,162
MDC Holdings Inc.
3.85%, 01/15/30 (Call 07/15/29)	1,210	1,222,100
5.50%, 01/15/24 (Call 10/15/23)	1,019	1,095,425
6.00%, 01/15/43 (Call 10/15/42)	2,113	2,429,950
Meritage Homes Corp.
5.13%, 06/06/27 (Call 12/06/26)(b)	1,127	1,205,890
6.00%, 06/01/25 (Call 03/01/25)(b)	1,358	1,558,712
7.00%, 04/01/22(b)	1,275	1,375,470
New Home Co. Inc. (The), 7.25%, 04/01/22 (Call 08/31/20)(b)	1,589	1,501,605
Picasso Finance Sub Inc., 6.13%, 06/15/25 (Call 06/15/22)(a)	3,050	3,240,625
PulteGroup Inc.
4.25%, 03/01/21 (Call 02/01/21)	160	161,600
5.00%, 01/15/27 (Call 10/15/26)	2,289	2,624,567
5.50%, 03/01/26 (Call 12/01/25)	2,773	3,203,619
6.00%, 02/15/35	1,115	1,321,275
6.38%, 05/15/33(b)	1,368	1,709,248
7.88%, 06/15/32	1,142	1,518,860
Shea Homes LP/Shea Homes Funding Corp.
4.75%, 02/15/28 (Call 02/15/23)(a)	1,975	2,072,071
6.13%, 04/01/25 (Call 08/31/20)(a)(b)	1,248	1,285,440
Taylor Morrison Communities Inc.
5.13%, 08/01/30 (Call 02/01/30)(a)	1,405	1,534,963
5.75%, 01/15/28 (Call 10/15/27)(a)	2,328	2,613,669
5.88%, 01/31/25 (Call 08/11/20)(a)	429	441,870
5.88%, 06/15/27 (Call 03/15/27)(a)	1,901	2,100,605
6.00%, 09/01/23 (Call 09/01/20)(a)	212	218,360
6.63%, 07/15/27 (Call 07/15/22)(a)	1,828	1,992,520
Taylor Morrison Communities Inc./Taylor Morrison Holdings II Inc.
5.63%, 03/01/24 (Call 12/01/23)(a)	992	1,056,480
5.88%, 04/15/23 (Call 01/15/23)(a)	1,357	1,431,635
Toll Brothers Finance Corp.
3.80%, 11/01/29 (Call 08/01/29)	1,654	1,720,160
4.35%, 02/15/28 (Call 11/15/27)(b)	1,445	1,564,213
4.38%, 04/15/23 (Call 01/15/23)	2,099	2,203,950
4.88%, 11/15/25 (Call 08/15/25)(b)	1,169	1,285,900
4.88%, 03/15/27 (Call 12/15/26)	1,938	2,170,560
5.63%, 01/15/24 (Call 10/15/23)(b)	575	632,500
5.88%, 02/15/22 (Call 11/15/21)	1,462	1,525,963
TRI Pointe Group Inc.
5.25%, 06/01/27 (Call 12/01/26)(b)	1,262	1,325,100
5.70%, 06/15/28 (Call 12/15/27)	700	770,000
TRI Pointe Group Inc./TRI Pointe Homes Inc., 5.88%, 06/15/24	2,041	2,199,606
Williams Scotsman International Inc., 6.88%, 08/15/23 (Call 08/31/20)(a)	2,280	2,354,579
Winnebago Industries Inc., 6.25%, 07/15/28 (Call 07/15/23)(a)	565	597,488

		116,799,111

Security	Par (000)	Value

Home Furnishings — 0.1%
Tempur Sealy International Inc.
5.50%, 06/15/26 (Call 06/15/21)	$2,390	$2,503,525
5.63%, 10/15/23 (Call 08/31/20)(b)	1,654	1,681,225

		4,184,750

Household Products & Wares — 0.3%
ACCO Brands Corp., 5.25%, 12/15/24 (Call 08/31/20)(a)(b)	1,447	1,483,175
Central Garden & Pet Co.
5.13%, 02/01/28 (Call 01/01/23)(b)	1,567	1,657,102
6.13%, 11/15/23 (Call 08/31/20)(b)	1,433	1,474,199
Kronos Acquisition Holdings Inc., 9.00%, 08/15/23 (Call 08/31/20)(a)(b)	3,686	3,750,505
Prestige Brands Inc.
5.13%, 01/15/28 (Call 01/15/23)(a)	1,922	2,016,735
6.38%, 03/01/24 (Call 08/31/20)(a)	2,131	2,205,585
Spectrum Brands Inc.
5.00%, 10/01/29 (Call 10/01/24)(a)(b)	1,012	1,042,360
5.50%, 07/15/30 (Call 07/15/25)(a)	825	855,938
5.75%, 07/15/25 (Call 08/31/20)	3,976	4,095,280
6.13%, 12/15/24 (Call 08/31/20)	759	781,770

		19,362,649

Housewares — 0.5%
American Greetings Corp., 8.75%, 04/15/25 (Call 04/15/21)(a)	1,057	983,010
CD&R Smokey Buyer Inc., 6.75%, 07/15/25 (Call 07/15/22)(a)	1,345	1,439,150
Newell Brands Inc.
4.00%, 06/15/22 (Call 03/15/22)(b)	952	980,560
4.35%, 04/01/23 (Call 02/01/23)	5,649	6,002,006
4.70%, 04/01/26 (Call 01/01/26)	7,931	8,587,687
4.88%, 06/01/25 (Call 05/01/25)	1,578	1,716,075
5.88%, 04/01/36 (Call 10/01/35)(b)	1,566	1,769,580
6.00%, 04/01/46 (Call 10/01/45)(b)	2,601	2,867,602
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/29 (Call 10/15/24)	1,490	1,577,538
5.25%, 12/15/26 (Call 12/15/21)(b)	959	1,026,130

		26,949,338

Insurance — 0.9%
Acrisure LLC/Acrisure Finance Inc.
7.00%, 11/15/25 (Call 11/15/20)(a)	3,733	3,770,741
8.13%, 02/15/24 (Call 02/15/21)(a)	4,004	4,254,250
10.13%, 08/01/26 (Call 08/01/22)(a)	1,852	2,046,460
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27 (Call 10/15/22)(a)(b)	3,941	4,187,312
AmWINS Group Inc., 7.75%, 07/01/26 (Call 07/01/21)(a)(b)	2,270	2,499,837
Assurant Inc., 7.00%, 03/27/48 (Call 03/27/28)(e)	1,476	1,542,420
AssuredPartners Inc., 7.00%, 08/15/25 (Call 08/31/20)(a)	2,465	2,501,975
Genworth Holdings Inc.
4.80%, 02/15/24(b)	1,277	1,123,760
4.90%, 08/15/23	1,434	1,276,260
6.50%, 06/15/34	1,442	1,189,650
7.63%, 09/24/21(b)	2,354	2,359,885
GTCR AP Finance Inc., 8.00%, 05/15/27 (Call 05/15/22)(a)(b)	1,910	2,015,050
HUB International Ltd., 7.00%, 05/01/26 (Call 05/01/21)(a)	6,986	7,426,118
Liberty Mutual Group Inc., 7.80%, 03/07/87(a)(b)	1,519	1,826,249
MGIC Investment Corp., 5.75%, 08/15/23(b)	1,554	1,631,700
NMI Holdings Inc., 7.38%, 06/01/25 (Call 03/30/25)(a)	1,530	1,663,278
Radian Group Inc. 4.50%, 10/01/24 (Call 07/01/24)	1,781	1,789,905

11

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Insurance (continued)
4.88%, 03/15/27 (Call 09/15/26)	$2,228	$2,159,222
6.63%, 03/15/25 (Call 09/15/24)	1,925	2,053,783
USI Inc./NY, 6.88%, 05/01/25 (Call 08/31/20)(a)(b)	2,723	2,791,075

		50,108,930

Internet — 1.7%
Cogent Communications Group Inc., 5.38%, 03/01/22 (Call 12/01/21)(a)(b)	1,594	1,661,745
EIG Investors Corp., 10.88%, 02/01/24 (Call 08/31/20)	1,403	1,434,567
Getty Images Inc., 9.75%, 03/01/27 (Call 03/01/22)(a)(b)	1,298	1,207,140
Go Daddy Operating Co. LLC/GD Finance Co. Inc., 5.25%, 12/01/27 (Call 06/01/22)(a)(b)	2,741	2,922,591
GrubHub Holdings Inc., 5.50%, 07/01/27 (Call 07/01/22)(a)(b)	2,005	2,092,719
Match Group Holdings II LLC
4.13%, 08/01/30 (Call 05/01/25)(a)	1,890	1,946,700
4.63%, 06/01/28 (Call 06/01/23)(a)	2,060	2,175,278
5.00%, 12/15/27 (Call 12/15/22)(a)	1,673	1,756,650
5.63%, 02/15/29 (Call 02/15/24)(a)	1,904	2,065,840
Netflix Inc.
3.63%, 06/15/25 (Call 03/15/25)(a)	1,875	1,987,500
4.38%, 11/15/26(b)	3,892	4,321,599
4.88%, 04/15/28(b)	6,241	7,254,663
4.88%, 06/15/30 (Call 03/15/30)(a)(b)	4,294	5,048,026
5.38%, 11/15/29(a)(b)	3,671	4,446,499
5.50%, 02/15/22(b)	2,511	2,652,244
5.75%, 03/01/24	1,730	1,941,925
5.88%, 02/15/25(b)	3,272	3,762,800
5.88%, 11/15/28(b)	7,983	9,859,005
6.38%, 05/15/29	3,036	3,855,720
Northwest Fiber LLC/Northwest Fiber Finance Sub Inc., 10.75%, 06/01/28 (Call 06/01/23)(a)	1,180	1,283,250
NortonLifeLock Inc.
3.95%, 06/15/22 (Call 03/15/22)	1,491	1,537,594
5.00%, 04/15/25 (Call 08/11/20)(a)	4,818	4,950,977
Photo Holdings Merger Sub Inc., 8.50%, 10/01/26 (Call 10/01/22)(a)	3,169	2,932,909
TripAdvisor Inc., 7.00%, 07/15/25 (Call 07/15/22)(a)	990	1,036,085
Twitter Inc., 3.88%, 12/15/27 (Call 09/15/27)(a)(b)	2,622	2,805,094
Uber Technologies Inc.
7.50%, 05/15/25 (Call 05/15/22)(a)	3,935	4,151,425
7.50%, 09/15/27 (Call 09/15/22)(a)	5,208	5,448,870
VeriSign Inc.
4.63%, 05/01/23 (Call 08/31/20)(b)	2,468	2,500,528
4.75%, 07/15/27 (Call 07/15/22)	2,341	2,541,811
5.25%, 04/01/25 (Call 01/01/25)	1,965	2,240,100

		93,821,854

Iron & Steel — 1.0%
Allegheny Technologies Inc.
5.88%, 12/01/27 (Call 12/01/22)(b)	1,517	1,437,357
7.88%, 08/15/23 (Call 05/15/23)	2,290	2,411,072
ArcelorMittal SA
3.60%, 07/16/24	3,225	3,372,862
4.25%, 07/16/29	2,142	2,271,377
4.55%, 03/11/26	3,040	3,300,629
6.13%, 06/01/25	2,329	2,700,481
7.00%, 03/01/41	1,665	2,089,814
7.25%, 10/15/39	2,770	3,628,969
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 07/15/26 (Call 07/15/21)(a)	2,495	2,589,486

Security	Par (000)	Value

Iron & Steel (continued)
Big River Steel LLC/BRS Finance Corp., 7.25%, 09/01/25 (Call 09/01/20)(a)	$2,425	$2,447,746
Carpenter Technology Corp.
4.45%, 03/01/23 (Call 12/01/22)(b)	1,310	1,345,462
5.20%, 07/15/21 (Call 08/24/20)(b)	340	349,997
6.38%, 07/15/28 (Call 07/15/23)	920	966,367
Cleveland-Cliffs Inc.
4.88%, 01/15/24 (Call 01/15/21)(a)	1,559	1,504,435
5.75%, 03/01/25 (Call 08/31/20)	1,645	1,418,812
5.88%, 06/01/27 (Call 06/01/22)	2,900	2,494,000
6.25%, 10/01/40	696	452,400
6.75%, 03/15/26 (Call 03/15/22)(a)	3,663	3,681,315
9.88%, 10/17/25 (Call 10/17/22)(a)	3,788	4,138,390
Commercial Metals Co.
4.88%, 05/15/23 (Call 02/15/23)	905	945,725
5.38%, 07/15/27 (Call 07/15/22)(b)	1,472	1,534,663
5.75%, 04/15/26 (Call 04/15/21)(b)	1,438	1,499,115
Infrabuild Australia Pty Ltd., 12.00%, 10/01/24 (Call 10/01/21)(a)(b)	1,050	987,000
Mineral Resources Ltd., 8.13%, 05/01/27 (Call 05/01/22)(a)(b)	2,789	3,078,387
U.S. Steel Corp.
6.25%, 03/15/26 (Call 03/15/21)(b)	3,191	2,129,992
6.65%, 06/01/37	647	401,140
6.88%, 08/15/25 (Call 08/31/20)(b)	3,267	2,286,900
United States Steel Corp., 12.00%, 06/01/25 (Call 06/01/22)(a)	3,335	3,467,700

		58,931,593

Leisure Time — 1.0%
Carlson Travel Inc.
6.75%, 12/15/23 (Call 08/31/20)(a)(b)	1,628	1,253,560
9.50%, 12/15/24 (Call 08/31/20)(a)(b)	985	530,669
Carnival Corp.
10.50%, 02/01/26 (Call 08/01/23)(a)	2,392	2,475,720
11.50%, 04/01/23 (Call 01/01/23)(a)	15,600	16,965,000
Constellation Merger Sub Inc., 8.50%, 09/15/25 (Call 09/15/20)(a)(b)	1,621	1,349,483
LTF Merger Sub Inc., 8.50%, 06/15/23 (Call 08/31/20)(a)	1,943	1,612,690
NCL Corp. Ltd.
3.63%, 12/15/24 (Call 12/15/21)(a)	2,740	1,808,400
10.25%, 02/01/26 (Call 08/01/23)(a)	2,298	2,269,275
12.25%, 05/15/24 (Call 02/15/24)(a)	2,635	2,858,975
Royal Caribbean Cruises Ltd.
3.70%, 03/15/28 (Call 12/15/27)	1,552	1,086,400
5.25%, 11/15/22	3,475	2,953,750
7.50%, 10/15/27	1,400	1,176,000
9.13%, 06/15/23 (Call 03/15/23)(a)	3,925	4,013,312
Sabre GLBL Inc.
5.25%, 11/15/23 (Call 08/31/20)(a)(b)	2,026	1,988,012
5.38%, 04/15/23 (Call 08/31/20)(a)	2,396	2,351,075
9.25%, 04/15/25 (Call 03/16/25)(a)	2,917	3,212,346
Viking Cruises Ltd.
5.88%, 09/15/27 (Call 09/15/22)(a)	3,404	2,238,130
6.25%, 05/15/25 (Call 08/31/20)(a)	1,069	702,868
13.00%, 05/15/25 (Call 05/15/22)(a)	2,720	2,958,816
Vista Outdoor Inc., 5.88%, 10/01/23 (Call 08/31/20)	1,324	1,324,000
VOC Escrow Ltd., 5.00%, 02/15/28 (Call 02/15/23)(a)	2,821	2,299,115

		57,427,596

12

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Lodging — 1.8%
Arrow Bidco LLC, 9.50%, 03/15/24 (Call 03/15/21)(a)(b)	$1,490	$1,166,238
Boyd Gaming Corp.
4.75%, 12/01/27 (Call 12/01/22)(a)(b)	3,850	3,700,812
6.00%, 08/15/26 (Call 08/15/21)	3,077	3,101,247
6.38%, 04/01/26 (Call 04/01/21)(b)	3,141	3,211,672
8.63%, 06/01/25 (Call 06/01/22)(a)	2,079	2,291,848
Diamond Resorts International Inc.
7.75%, 09/01/23 (Call 08/31/20)(a)(b)	2,028	1,967,160
10.75%, 09/01/24 (Call 08/31/20)(a)	2,463	2,185,913
Hilton Domestic Operating Co. Inc.
4.25%, 09/01/24 (Call 08/17/20)	3,975	4,014,750
4.88%, 01/15/30 (Call 01/15/25)	4,551	4,767,172
5.13%, 05/01/26 (Call 05/01/21)	6,442	6,667,470
5.38%, 05/01/25 (Call 05/01/22)(a)	1,851	1,935,221
5.75%, 05/01/28 (Call 05/01/23)(a)	1,405	1,499,838
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower Inc., 6.13%, 12/01/24 (Call 12/01/21)	1,413	1,427,130
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.63%, 04/01/25 (Call 08/17/20)	3,456	3,512,160
4.88%, 04/01/27 (Call 04/01/22)	2,258	2,345,497
Marriott Ownership Resorts Inc.
4.75%, 01/15/28 (Call 09/15/22)(a)	1,375	1,278,750
6.13%, 09/15/25 (Call 05/15/22)(a)	355	378,714
Marriott Ownership Resorts Inc./ILG LLC, 6.50%, 09/15/26 (Call 09/15/21)	3,620	3,710,500
MGM Resorts International
4.63%, 09/01/26 (Call 06/01/26)	1,668	1,614,524
5.50%, 04/15/27 (Call 01/15/27)	2,966	2,980,830
5.75%, 06/15/25 (Call 03/15/25)	3,090	3,190,425
6.00%, 03/15/23(b)	4,500	4,702,500
6.75%, 05/01/25 (Call 05/01/22)	2,920	3,036,800
7.75%, 03/15/22	3,812	4,055,015
Station Casinos LLC
4.50%, 02/15/28 (Call 02/15/23)(a)	2,987	2,673,365
5.00%, 10/01/25 (Call 10/01/20)(a)	1,822	1,724,068
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp., 5.88%, 05/15/25 (Call 08/31/20)(a)	1,232	1,170,400
Wyndham Destinations Inc.
3.90%, 03/01/23 (Call 12/01/22)	1,629	1,580,130
4.25%, 03/01/22 (Call 12/01/21)	2,421	2,402,842
4.63%, 03/01/30 (Call 12/01/29)(a)	1,352	1,243,840
5.40%, 04/01/24 (Call 02/01/24)	1,109	1,106,228
5.75%, 04/01/27 (Call 01/01/27)	1,505	1,489,950
6.35%, 10/01/25 (Call 07/01/25)	1,933	2,019,405
6.63%, 07/31/26 (Call 04/30/26)(a)	2,520	2,613,442
Wyndham Hotels & Resorts Inc., 5.38%, 04/15/26 (Call 04/15/21)(a)	2,121	2,163,420
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
4.25%, 05/30/23 (Call 02/28/23)(a)	2,203	2,062,603
5.25%, 05/15/27 (Call 02/15/27)(a)	3,739	3,329,766
5.50%, 03/01/25 (Call 12/01/24)(a)	6,987	6,567,780
Wynn Macau Ltd., 5.50%, 01/15/26 (Call 06/15/22)(a)	2,915	2,922,287

		103,811,712

Machinery — 0.6%
ATS Automation Tooling Systems Inc., 6.50%, 06/15/23 (Call 08/31/20)(a)(b)	1,265	1,285,556

Security	Par (000)	Value

Machinery (continued)
BWX Technologies Inc.
4.13%, 06/30/28 (Call 06/30/23)(a)	$2,120	$2,204,800
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	1,678	1,753,510
Cleaver-Brooks Inc., 7.88%, 03/01/23 (Call 08/31/20)(a)(b)	1,797	1,720,627
Granite US Holdings Corp., 11.00%, 10/01/27 (Call 10/01/22)(a)	1,265	1,214,400
Husky III Holding Ltd., 13.00%, 02/15/25 (Call 02/15/21)(a)	2,051	2,061,255
Manitowoc Co. Inc. (The), 9.00%, 04/01/26 (Call 04/01/22)(a)(b)	1,357	1,389,229
Maxim Crane Works Holdings Capital LLC, 10.13%, 08/01/24 (Call 08/31/20)(a)	2,207	2,160,101
Mueller Water Products Inc., 5.50%, 06/15/26 (Call 06/15/21)(a)	2,860	3,004,945
RBS Global Inc./Rexnord LLC, 4.88%, 12/15/25 (Call 12/15/20)(a)(b)	2,200	2,260,544
SPX FLOW Inc.
5.63%, 08/15/24 (Call 08/15/20)(a)(b)	1,125	1,157,288
5.88%, 08/15/26 (Call 08/15/21)(a)(b)	993	1,040,168
Stevens Holding Co. Inc., 6.13%, 10/01/26 (Call 10/01/23)(a)(b)	1,730	1,851,100
Tennant Co., 5.63%, 05/01/25 (Call 08/31/20)(b)	1,395	1,443,825
Terex Corp., 5.63%, 02/01/25 (Call 08/21/20)(a)(b)	2,774	2,812,503
Titan Acquisition Ltd./Titan Co-Borrower LLC, 7.75%, 04/15/26 (Call 04/15/21)(a)	2,618	2,585,275
Vertical Holdco GmbH, 7.63%, 07/15/28 (Call 07/15/23)(a)	1,200	1,275,000
Vertical U.S. Newco Inc., 5.25%, 07/15/27 (Call 07/15/23)(a)	2,770	2,936,200
Welbilt Inc., 9.50%, 02/15/24 (Call 08/31/20)(b)	1,775	1,677,375

		35,833,701

Manufacturing — 0.4%
Amsted Industries Inc.
4.63%, 05/15/30 (Call 05/15/25)(a)(b)	1,705	1,739,100
5.63%, 07/01/27 (Call 07/01/22)(a)(b)	1,543	1,627,865
EnPro Industries Inc., 5.75%, 10/15/26 (Call 10/15/21)(b)	1,562	1,616,670
FXI Holdings Inc.
7.88%, 11/01/24 (Call 11/01/20)(a)	2,111	1,833,931
12.25%, 11/15/26 (Call 11/15/22)(a)	3,022	2,964,582
Gates Global LLC/Gates Corp., 6.25%, 01/15/26 (Call 01/15/22)(a)(b)	2,546	2,666,935
Hillenbrand Inc.
4.50%, 09/15/26 (Call 07/15/26)	800	860,000
5.75%, 06/15/25 (Call 06/15/22)	1,895	2,037,125
Koppers Inc., 6.00%, 02/15/25 (Call 08/31/20)(a)	2,460	2,533,800
LSB Industries Inc., 9.63%, 05/01/23 (Call 08/31/20)(a)(b)	1,938	1,884,705
Trinity Industries Inc., 4.55%, 10/01/24 (Call 07/01/24)(b)	1,768	1,783,470

		21,548,183

Media — 8.2%
Altice Financing SA
5.00%, 01/15/28 (Call 01/15/23)(a)	4,755	4,881,245
7.50%, 05/15/26 (Call 05/15/21)(a)(b)	10,910	11,730,977
AMC Networks Inc.
4.75%, 12/15/22 (Call 08/31/20)	1,833	1,849,039
4.75%, 08/01/25 (Call 08/01/21)(b)	3,415	3,500,375
5.00%, 04/01/24 (Call 08/31/20)(b)	4,249	4,318,046
Block Communications Inc., 4.88%, 03/01/28 (Call 03/01/23)(a)	1,440	1,454,400
CCO Holdings LLC/CCO Holdings Capital Corp.
4.00%, 03/01/23 (Call 08/17/20)(a)	1,722	1,747,830
4.25%, 02/01/31 (Call 07/01/25)(a)	9,885	10,315,194

13

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
4.50%, 08/15/30 (Call 02/15/25)(a)	$10,705	$11,346,229
4.50%, 05/01/32 (Call 05/01/26)(a)	6,135	6,472,425
4.75%, 03/01/30 (Call 09/01/24)(a)	13,135	13,980,566
5.00%, 02/01/28 (Call 08/01/22)(a)(b)	10,178	10,788,680
5.13%, 05/01/27 (Call 05/01/22)(a)	13,213	14,018,167
5.38%, 05/01/25 (Call 08/31/20)(a)	2,861	2,950,406
5.38%, 06/01/29 (Call 06/01/24)(a)	6,347	6,949,965
5.50%, 05/01/26 (Call 05/01/21)(a)(b)	6,386	6,755,111
5.75%, 02/15/26 (Call 02/15/21)(a)	10,148	10,630,030
5.88%, 04/01/24 (Call 08/20/20)(a)(b)	6,451	6,674,850
5.88%, 05/01/27 (Call 05/01/21)(a)(b)	3,714	3,927,555
Cengage Learning Inc., 9.50%, 06/15/24 (Call 08/31/20)(a)	2,498	1,636,190
Clear Channel Worldwide Holdings Inc.
5.13%, 08/15/27 (Call 08/15/22)(a)	4,478	4,388,440
9.25%, 02/15/24 (Call 02/15/21)	8,150	7,335,000
CSC Holdings LLC
4.13%, 12/01/30 (Call 12/01/25)(a)	3,200	3,380,064
4.63%, 12/01/30 (Call 12/01/25)(a)	2,955	3,102,750
5.25%, 06/01/24	3,710	4,081,000
5.38%, 02/01/28 (Call 02/01/23)(a)	3,970	4,297,525
5.50%, 05/15/26 (Call 05/15/21)(a)	6,253	6,557,834
5.50%, 04/15/27 (Call 04/15/22)(a)	5,361	5,749,672
5.75%, 01/15/30 (Call 01/15/25)(a)	9,312	10,322,818
5.88%, 09/15/22	2,939	3,165,891
6.50%, 02/01/29 (Call 02/01/24)(a)	7,027	8,045,915
6.63%, 10/15/25 (Call 10/15/20)(a)	4,141	4,327,345
6.75%, 11/15/21	2,001	2,121,060
7.50%, 04/01/28 (Call 04/01/23)(a)	4,906	5,643,372
10.88%, 10/15/25 (Call 10/15/20)(a)	6,714	7,198,079
Cumulus Media New Holdings Inc., 6.75%, 07/01/26 (Call 07/01/22)(a)	2,091	1,898,210
Diamond Sports Group LLC/Diamond Sports Finance Co.
5.38%, 08/15/26 (Call 08/15/22)(a)	12,443	9,581,981
6.63%, 08/15/27 (Call 08/15/22)(a)(b)	6,320	3,460,200
DISH DBS Corp.
5.00%, 03/15/23	6,119	6,379,425
5.88%, 07/15/22(b)	8,079	8,503,147
5.88%, 11/15/24	7,940	8,279,038
7.38%, 07/01/28 (Call 07/01/23)(a)	2,787	2,949,928
7.75%, 07/01/26(b)	8,691	9,799,972
Dolya Holdco 18 DAC, 5.00%, 07/15/28 (Call 07/15/23)(a)	2,355	2,457,819
Entercom Media Corp.
6.50%, 05/01/27 (Call 05/01/22)(a)(b)	1,594	1,422,645
7.25%, 11/01/24 (Call 08/31/20)(a)(b)	1,775	1,459,938
EW Scripps Co. (The), 5.13%, 05/15/25 (Call 08/31/20)(a)	1,418	1,393,185
GCI LLC
6.63%, 06/15/24 (Call 06/15/21)(a)	1,395	1,468,530
6.88%, 04/15/25 (Call 08/31/20)(b)	2,084	2,159,545
Gray Television Inc.
5.13%, 10/15/24 (Call 08/11/20)(a)(b)	2,941	3,021,260
5.88%, 07/15/26 (Call 07/15/21)(a)(b)	2,528	2,615,519
7.00%, 05/15/27 (Call 05/15/22)(a)	3,209	3,505,833
Houghton Mifflin Harcourt Publishers Inc., 9.00%, 02/15/25 (Call 02/15/22)(a)(b)	1,325	1,278,625
iHeartCommunications Inc.
4.75%, 01/15/28 (Call 01/15/23)(a)	1,776	1,763,213
5.25%, 08/15/27 (Call 08/15/22)(a)	3,084	3,114,840
6.38%, 05/01/26 (Call 05/01/22)	3,081	3,242,753
8.38%, 05/01/27 (Call 05/01/22)(b)	6,240	6,230,203

Security	Par (000)	Value

Media (continued)
LCPR Senior Secured Financing DAC, 6.75%, 10/15/27 (Call 10/15/22)(a)	$4,877	$5,269,598
Liberty Interactive LLC
8.25%, 02/01/30(b)	1,972	2,079,671
8.50%, 07/15/29	1,107	1,160,003
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance, 7.88%, 05/15/24 (Call 08/31/20)(a)	1,732	1,039,200
Meredith Corp.
6.50%, 07/01/25 (Call 07/01/22)(a)	800	814,000
6.88%, 02/01/26 (Call 02/01/21)(b)	5,692	4,944,640
Midcontinent Communications/Midcontinent Finance Corp., 5.38%, 08/15/27 (Call 08/15/22)(a)(b)	1,671	1,734,699
Nexstar Broadcasting Inc.
5.63%, 08/01/24 (Call 08/11/20)(a)(b)	4,685	4,813,837
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	6,756	7,230,947
Quebecor Media Inc., 5.75%, 01/15/23	3,282	3,578,365
Radiate Holdco LLC/Radiate Finance Inc.
6.63%, 02/15/25 (Call 08/11/20)(a)	2,564	2,628,382
6.88%, 02/15/23 (Call 08/31/20)(a)	730	740,950
Scripps Escrow Inc., 5.88%, 07/15/27 (Call 07/15/22)(a)(b)	2,166	2,176,830
Sinclair Television Group Inc.
5.13%, 02/15/27 (Call 08/15/21)(a)	1,631	1,596,341
5.50%, 03/01/30 (Call 12/01/24)(a)	2,189	2,188,343
5.63%, 08/01/24 (Call 08/17/20)(a)(b)	2,089	2,112,501
5.88%, 03/15/26 (Call 03/15/21)(a)	1,414	1,417,535
Sirius XM Radio Inc.
3.88%, 08/01/22 (Call 08/31/20)(a)(b)	3,965	4,039,344
4.13%, 07/01/30 (Call 07/01/25)(a)	5,765	6,083,804
4.63%, 07/15/24 (Call 07/15/21)(a)	6,123	6,447,519
5.00%, 08/01/27 (Call 08/01/22)(a)	6,796	7,243,313
5.38%, 07/15/26 (Call 07/15/21)(a)(b)	3,856	4,063,029
5.50%, 07/01/29 (Call 07/01/24)(a)	5,156	5,742,495
TEGNA Inc.
4.63%, 03/15/28 (Call 03/15/23)(a)	3,880	3,829,560
4.88%, 09/15/21 (Call 08/31/20)(a)(b)	935	936,169
5.00%, 09/15/29 (Call 09/15/24)(a)	4,894	4,933,739
5.50%, 09/15/24 (Call 08/31/20)(a)(b)	1,127	1,153,248
Telenet Finance Luxembourg Notes Sarl, 5.50%, 03/01/28 (Call 12/01/22)(a)	3,600	3,780,000
Townsquare Media Inc., 6.50%, 04/01/23 (Call 08/31/20)(a)	1,321	1,182,295
Univision Communications Inc.
5.13%, 02/15/25 (Call 08/11/20)(a)(b)	5,862	5,686,140
6.63%, 06/01/27 (Call 06/01/23)(a)	6,280	6,297,584
9.50%, 05/01/25 (Call 05/01/22)(a)	1,575	1,720,688
UPC Holding BV, 5.50%, 01/15/28 (Call 10/15/22)(a)(b)	2,469	2,506,035
Urban One Inc., 7.38%, 04/15/22 (Call 08/31/20)(a)	1,678	1,489,225
ViacomCBS Inc.
5.88%, 02/28/57 (Call 02/28/22)(e)	2,185	2,280,741
6.25%, 02/28/57 (Call 02/28/27)(b)(e)	2,629	2,918,190
Videotron Ltd.
5.00%, 07/15/22	2,853	2,988,518
5.13%, 04/15/27 (Call 04/15/22)(a)(b)	3,289	3,478,118
5.38%, 06/15/24 (Call 03/15/24)(a)	2,228	2,417,380
Virgin Media Finance PLC, 5.00%, 07/15/30 (Call 07/15/25)(a)	4,080	4,262,947
Virgin Media Secured Finance PLC
4.50%, 08/15/30 (Call 08/15/25)(a)	2,350	2,514,265
5.50%, 08/15/26 (Call 08/15/21)(a)(b)	3,124	3,318,594

14

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
5.50%, 05/15/29 (Call 05/15/24)(a)(b)	$5,946	$6,481,140
Ziggo Bond Co. BV
5.13%, 02/28/30 (Call 02/15/25)(a)	1,695	1,805,684
6.00%, 01/15/27 (Call 01/15/22)(a)	3,114	3,300,840
Ziggo BV
4.88%, 01/15/30 (Call 10/15/24)(a)(b)	2,675	2,842,990
5.50%, 01/15/27 (Call 01/15/22)(a)	7,867	8,299,685

		461,198,975

Metal Fabricate & Hardware — 0.1%
Advanced Drainage Systems Inc., 5.00%, 09/30/27 (Call 09/30/22)(a)(b)	1,437	1,480,110
Grinding Media Inc./Moly-Cop AltaSteel Ltd., 7.38%, 12/15/23 (Call 08/31/20)(a)	4,228	4,296,705
Hillman Group Inc. (The), 6.38%, 07/15/22 (Call 08/31/20)(a)	1,393	1,365,140
Park-Ohio Industries Inc., 6.63%, 04/15/27 (Call 04/15/22)	1,537	1,348,717

		8,490,672

Mining — 2.0%
Alcoa Nederland Holding BV
5.50%, 12/15/27 (Call 06/15/23)(a)	2,125	2,290,325
6.13%, 05/15/28 (Call 05/15/23)(a)	1,877	2,027,160
6.75%, 09/30/24 (Call 08/31/20)(a)	3,017	3,145,554
7.00%, 09/30/26 (Call 09/30/21)(a)	1,746	1,868,220
Arconic Corp.
6.00%, 05/15/25 (Call 05/15/22)(a)	2,405	2,592,879
6.13%, 02/15/28 (Call 02/15/23)(a)	2,444	2,599,805
Compass Minerals International Inc.
4.88%, 07/15/24 (Call 05/15/24)(a)	997	1,016,940
6.75%, 12/01/27 (Call 12/01/22)(a)(b)	2,030	2,202,550
Constellium SE
5.63%, 06/15/28 (Call 06/15/23)(a)	720	755,280
5.75%, 05/15/24 (Call 08/31/20)(a)(b)	1,777	1,811,363
5.88%, 02/15/26 (Call 11/15/20)(a)(b)	2,189	2,254,670
6.63%, 03/01/25 (Call 08/31/20)(a)	2,859	2,951,917
Eldorado Gold Corp., 9.50%, 06/01/24 (Call 12/01/21)(a)	1,255	1,371,088
Ferroglobe PLC/Globe Specialty Metals Inc., 9.38%, 03/01/22 (Call 09/01/20)(a)	843	362,490
FMG Resources August 2006 Pty Ltd.
4.50%, 09/15/27 (Call 06/15/27)(a)	2,679	2,915,020
4.75%, 05/15/22 (Call 02/15/22)(a)	3,389	3,547,707
5.13%, 03/15/23 (Call 12/15/22)(a)	1,845	1,946,475
5.13%, 05/15/24 (Call 02/15/24)(a)(b)	2,761	2,947,367
Freeport-McMoRan Inc.
3.55%, 03/01/22 (Call 12/01/21)(b)	2,585	2,682,093
3.88%, 03/15/23 (Call 12/15/22)	7,339	7,802,238
4.13%, 03/01/28 (Call 03/01/23)	2,525	2,654,406
4.25%, 03/01/30 (Call 03/01/25)	2,161	2,257,813
4.38%, 08/01/28 (Call 08/01/23)	2,055	2,178,917
4.55%, 11/14/24 (Call 08/14/24)(b)	3,165	3,449,850
4.63%, 08/01/30 (Call 08/01/25)	1,455	1,558,756
5.00%, 09/01/27 (Call 09/01/22)	2,331	2,482,025
5.25%, 09/01/29 (Call 09/01/24)	2,472	2,700,660
5.40%, 11/14/34 (Call 05/14/34)	2,950	3,311,375
5.45%, 03/15/43 (Call 09/15/42)(b)	7,716	8,584,050
Hecla Mining Co., 7.25%, 02/15/28 (Call 02/15/23)	1,999	2,123,938
Hudbay Minerals Inc.
7.25%, 01/15/23 (Call 08/31/20)(a)(b)	2,203	2,230,537
7.63%, 01/15/25 (Call 08/31/20)(a)(b)	2,501	2,532,262
IAMGOLD Corp., 7.00%, 04/15/25 (Call 08/31/20)(a)	1,995	2,074,800

Security	Par (000)	Value

Mining (continued)
Joseph T Ryerson & Son Inc.
8.50%, 08/01/28 (Call 08/01/23)(a)	$720	$784,260
11.00%, 05/15/22 (Call 08/21/20)(a)	2,036	2,099,727
JW Aluminum Continuous Cast Co., 10.25%, 06/01/26 (Call 06/01/21)(a)(b)	589	614,033
Kaiser Aluminum Corp.
4.63%, 03/01/28 (Call 03/01/23)(a)(b)	2,427	2,416,078
6.50%, 05/01/25 (Call 05/01/22)(a)(b)	1,205	1,277,300
Mountain Province Diamonds Inc., 8.00%, 12/15/22 (Call 08/11/20)(a)	1,288	759,920
New Gold Inc.
6.38%, 05/15/25 (Call 08/31/20)(a)	1,745	1,806,075
7.50%, 07/15/27 (Call 07/15/23)(a)	1,210	1,315,875
Novelis Corp.
4.75%, 01/30/30 (Call 01/30/25)(a)	6,863	7,159,962
5.88%, 09/30/26 (Call 09/30/21)(a)	6,064	6,469,742
Taseko Mines Ltd., 8.75%, 06/15/22 (Call 08/31/20)(a)	960	818,400

		112,751,902

Office & Business Equipment — 0.4%
CDW LLC/CDW Finance Corp.
4.13%, 05/01/25 (Call 05/01/22)	2,280	2,410,416
4.25%, 04/01/28 (Call 10/01/22)	2,717	2,903,223
5.00%, 09/01/25 (Call 08/31/20)(b)	2,733	2,828,655
5.50%, 12/01/24 (Call 06/01/24)	2,323	2,607,080
Pitney Bowes Inc.
4.63%, 03/15/24 (Call 12/15/23)(b)	1,296	1,088,368
5.70%, 04/01/23 (Call 03/01/23)	1,649	1,447,344
Xerox Corp.
3.80%, 05/15/24(b)	1,446	1,453,230
4.07%, 03/17/22(b)	964	988,100
4.13%, 03/15/23 (Call 02/15/23)	4,905	5,045,185
4.80%, 03/01/35(b)	1,028	966,320
6.75%, 12/15/39	1,306	1,434,957

		23,172,878

Oil & Gas — 7.7%
Aker BP ASA
5.88%, 03/31/25 (Call 03/31/21)(a)	1,952	2,052,325
6.00%, 07/01/22 (Call 08/31/20)(a)	1,365	1,390,701
Antero Resources Corp.
5.00%, 03/01/25 (Call 08/31/20)	2,201	1,394,884
5.13%, 12/01/22 (Call 08/31/20)	2,921	2,336,800
5.38%, 11/01/21 (Call 08/31/20)(b)	2,204	2,110,330
5.63%, 06/01/23 (Call 08/31/20)(b)	3,317	2,379,947
Apache Corp.
3.25%, 04/15/22 (Call 01/15/22)	1,901	1,911,360
4.25%, 01/15/30 (Call 10/15/29)	2,150	2,070,020
4.25%, 01/15/44 (Call 07/15/43)	2,975	2,663,279
4.38%, 10/15/28 (Call 07/15/28)(b)	4,000	3,995,000
4.75%, 04/15/43 (Call 10/15/42)	5,391	5,134,927
5.10%, 09/01/40 (Call 03/01/40)	5,779	5,605,630
5.25%, 02/01/42 (Call 08/01/41)	2,525	2,408,219
5.35%, 07/01/49 (Call 01/01/49)	1,195	1,153,151
6.00%, 01/15/37	1,200	1,218,000
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
7.00%, 11/01/26 (Call 11/01/21)(a)	2,688	1,720,320
10.00%, 04/01/22 (Call 08/31/20)(a)	3,781	3,125,186
Athabasca Oil Corp., 9.88%, 02/24/22 (Call 08/31/20)(a)	861	339,639
Baytex Energy Corp. 5.63%, 06/01/24 (Call 08/31/20)(a)	1,509	920,490

15

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
8.75%, 04/01/27 (Call 04/01/23)(a)	$2,025	$1,047,938
Berry Petroleum Co. LLC, 7.00%, 02/15/26 (Call 02/15/21)(a)	1,709	1,367,200
California Resources Corp., 8.00%, 12/15/22 (Call 08/31/20)(a)(f)	484	8,707
Callon Petroleum Co.
6.13%, 10/01/24 (Call 08/31/20)	1,884	579,330
6.25%, 04/15/23 (Call 08/31/20)	2,279	740,675
6.38%, 07/01/26 (Call 07/01/21)(b)	1,329	411,990
8.25%, 07/15/25 (Call 08/31/20)(b)	755	226,500
Calumet Specialty Products Partners LP/Calumet Finance Corp.
7.63%, 01/15/22 (Call 08/31/20)	1,271	1,283,710
7.75%, 04/15/23 (Call 08/31/20)	1,319	1,203,588
11.00%, 04/15/25 (Call 10/15/21)(a)(b)	2,068	2,000,790
Cenovus Energy Inc.
3.00%, 08/15/22 (Call 05/15/22)	2,153	2,174,385
3.80%, 09/15/23 (Call 06/15/23)	2,081	2,086,493
4.25%, 04/15/27 (Call 01/15/27)	3,888	3,696,023
5.25%, 06/15/37 (Call 12/15/36)	3,068	2,813,219
5.38%, 07/15/25 (Call 04/15/25)	605	605,104
5.40%, 06/15/47 (Call 12/15/46)	3,201	2,882,230
6.75%, 11/15/39	5,309	5,539,245
Centennial Resource Production LLC
5.38%, 01/15/26 (Call 01/15/21)(a)(b)	1,155	516,863
6.88%, 04/01/27 (Call 04/01/22)(a)(b)	1,388	628,070
Chaparral Energy Inc., 8.75%, 07/15/23 (Call 08/31/20)(a)	130	10,400
Chesapeake Energy Corp., 11.50%, 01/01/25 (Call 01/01/22)(a)(f)	4,871	450,568
Citgo Holding Inc., 9.25%, 08/01/24 (Call 08/01/21)(a)	5,660	5,660,000
CITGO Petroleum Corp.
6.25%, 08/15/22 (Call 08/31/20)(a)	2,484	2,495,675
7.00%, 06/15/25 (Call 06/15/22)(a)	4,275	4,406,670
CNX Resources Corp.
5.88%, 04/15/22 (Call 08/31/20)	2,283	2,260,170
7.25%, 03/14/27 (Call 03/14/22)(a)	1,924	1,885,443
Comstock Resources Inc.
7.50%, 05/15/25 (Call 08/31/20)(a)	3,061	2,877,340
9.75%, 08/15/26 (Call 08/15/21)(b)	3,655	3,655,000
9.75%, 08/15/26 (Call 08/15/21)	1,350	1,349,568
Continental Resources Inc./OK
3.80%, 06/01/24 (Call 03/01/24)	4,207	4,071,535
4.38%, 01/15/28 (Call 10/15/27)(b)	4,215	3,931,752
4.50%, 04/15/23 (Call 01/15/23)(b)	5,950	5,950,000
4.90%, 06/01/44 (Call 12/01/43)	2,975	2,562,219
5.00%, 09/15/22 (Call 08/31/20)	3,141	3,141,000
CrownRock LP/CrownRock Finance Inc., 5.63%, 10/15/25 (Call 10/15/20)(a)	5,047	4,946,060
CVR Energy Inc.
5.25%, 02/15/25 (Call 02/15/22)(a)	2,302	2,100,575
5.75%, 02/15/28 (Call 02/15/23)(a)	1,715	1,535,439
Denbury Resources Inc.
7.75%, 02/15/24 (Call 08/31/20)(a)(b)	1,797	757,364
9.25%, 03/31/22 (Call 08/31/20)(a)(b)	1,528	645,580
Endeavor Energy Resources LP/EER Finance Inc.
5.50%, 01/30/26 (Call 01/30/21)(a)	2,898	2,912,490
5.75%, 01/30/28 (Call 01/30/23)(a)	3,666	3,762,232
6.63%, 07/15/25 (Call 07/15/22)(a)	2,100	2,206,323
Energy Ventures Gom LLC/EnVen Finance Corp., 11.00%, 02/15/23 (Call 08/31/20)(a)	950	798,000

Security	Par (000)	Value

Oil & Gas (continued)
Ensign Drilling Inc., 9.25%, 04/15/24 (Call 04/15/21)(a)	$2,289	$915,600
EQT Corp.
3.00%, 10/01/22 (Call 09/01/22)	3,225	3,200,167
3.90%, 10/01/27 (Call 07/01/27)	5,675	5,347,552
4.88%, 11/15/21	900	911,250
7.88%, 02/01/25 (Call 01/01/25)	3,800	4,165,750
8.75%, 02/01/30 (Call 11/01/29)	2,785	3,224,473
Global Marine Inc., 7.00%, 06/01/28	972	403,380
Gran Tierra Energy Inc., 7.75%, 05/23/27 (Call 05/23/23)(a)(b)	1,054	496,698
Gran Tierra Energy International Holdings Ltd., 6.25%, 02/15/25 (Call 02/15/22)(a)(b)	1,024	455,690
Great Western Petroleum LLC/Great Western Finance Corp., 9.00%, 09/30/21 (Call 08/31/20)(a)	1,004	567,260
Gulfport Energy Corp.
6.00%, 10/15/24 (Call 08/31/20)	2,267	1,187,047
6.38%, 05/15/25 (Call 08/31/20)	1,331	638,880
6.38%, 01/15/26 (Call 01/15/21)	939	469,500
6.63%, 05/01/23 (Call 08/31/20)	1,643	972,212
HighPoint Operating Corp.
7.00%, 10/15/22 (Call 08/31/20)	1,135	283,750
8.75%, 06/15/25 (Call 08/31/20)(b)	1,345	336,250
Hilcorp Energy I LP/Hilcorp Finance Co.
5.00%, 12/01/24 (Call 08/31/20)(a)	1,771	1,682,415
5.75%, 10/01/25 (Call 08/31/20)(a)	2,078	1,970,204
6.25%, 11/01/28 (Call 11/01/23)(a)	2,425	2,227,969
Indigo Natural Resources LLC, 6.88%, 02/15/26 (Call 02/15/21)(a)	2,573	2,479,574
Ithaca Energy North Sea PLC, 9.38%, 07/15/24 (Call 07/15/21)(a)	2,025	1,761,750
Jagged Peak Energy LLC, 5.88%, 05/01/26 (Call 05/01/21)	2,118	2,160,360
Jonah Energy LLC/Jonah Energy Finance Corp., 7.25%, 10/15/25 (Call 10/15/20)(a)(f)	637	75,039
Laredo Petroleum Inc.
9.50%, 01/15/25 (Call 01/15/22)	2,230	1,611,844
10.13%, 01/15/28 (Call 01/15/23)	1,945	1,380,950
Lonestar Resources America Inc., 11.25%, 01/01/23 (Call 01/01/21)(a)	502	64,005
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.00%, 08/01/26 (Call 08/01/21)(a)	1,715	1,652,831
Matador Resources Co., 5.88%, 09/15/26 (Call 09/15/21)	4,449	3,381,240
MEG Energy Corp.
6.50%, 01/15/25 (Call 08/31/20)(a)	1,977	1,942,402
7.00%, 03/31/24 (Call 08/31/20)(a)	2,079	1,980,247
7.13%, 02/01/27 (Call 02/01/23)(a)	5,020	4,467,800
Montage Resources Corp., 8.88%, 07/15/23 (Call 08/31/20)	2,255	1,848,604
Moss Creek Resources Holdings Inc.
7.50%, 01/15/26 (Call 01/15/21)(a)	2,607	1,518,577
10.50%, 05/15/27 (Call 05/15/22)(a)	2,175	1,305,000
Murphy Oil Corp.
4.00%, 06/01/22 (Call 03/01/22)	1,287	1,257,270
4.95%, 12/01/22 (Call 09/01/22)	1,341	1,310,827
5.75%, 08/15/25 (Call 08/31/20)	2,174	2,046,212
5.88%, 12/01/27 (Call 12/01/22)	2,399	2,207,080
6.38%, 12/01/42 (Call 06/01/42)	1,426	1,133,670
6.88%, 08/15/24 (Call 08/31/20)	2,317	2,305,415
7.05%, 05/01/29	765	711,450

16

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
Nabors Industries Inc.
4.63%, 09/15/21(b)	$853	$682,571
5.75%, 02/01/25 (Call 11/01/24)	1,691	667,945
Nabors Industries Ltd.
7.25%, 01/15/26 (Call 07/15/22)(a)	2,233	1,406,790
7.50%, 01/15/28 (Call 01/15/23)(a)	1,970	1,251,541
Neptune Energy Bondco PLC, 6.63%, 05/15/25 (Call 05/15/21)(a)	3,315	2,900,625
Noble Holding International Ltd.
5.25%, 03/15/42(b)	375	4,688
6.05%, 03/01/41	600	15,000
6.20%, 08/01/40	500	5,100
7.75%, 01/15/24 (Call 10/15/23)	562	7,312
7.88%, 02/01/26 (Call 02/01/21)(a)(b)	3,113	715,990
7.95%, 04/01/25 (Call 01/01/25)(b)	1,132	11,320
8.95%, 04/01/45 (Call 10/01/44)	1,076	10,760
Northern Oil and Gas Inc. (9.50% PIK), 8.50%, 05/15/23 (Call 08/31/20)(c)	1,391	1,189,171
Oasis Petroleum Inc.
6.25%, 05/01/26 (Call 05/01/21)(a)	1,393	247,258
6.88%, 03/15/22 (Call 08/31/20)	3,018	559,386
6.88%, 01/15/23 (Call 08/31/20)(b)	1,218	234,465
Occidental Petroleum Corp.
2.60%, 08/13/21	659	650,763
2.60%, 04/15/22 (Call 03/15/22)	1,721	1,665,067
2.70%, 08/15/22	8,512	8,222,932
2.70%, 02/15/23 (Call 11/15/22)	4,523	4,330,772
2.90%, 08/15/24 (Call 07/15/24)	11,736	11,045,923
3.00%, 02/15/27 (Call 11/15/26)	2,907	2,565,427
3.13%, 02/15/22 (Call 11/15/21)(b)	3,523	3,469,098
3.20%, 08/15/26 (Call 06/15/26)	3,806	3,464,564
3.40%, 04/15/26 (Call 01/15/26)	4,770	4,316,850
3.50%, 06/15/25 (Call 03/15/25)	2,817	2,660,487
3.50%, 08/15/29 (Call 05/15/29)	5,884	5,229,523
4.10%, 02/15/47 (Call 08/15/46)	2,900	2,276,500
4.20%, 03/15/48 (Call 09/15/47)(b)	4,007	3,256,890
4.30%, 08/15/39 (Call 02/15/39)	2,916	2,361,960
4.40%, 04/15/46 (Call 10/15/45)	4,757	3,875,528
4.40%, 08/15/49 (Call 02/15/49)(b)	3,083	2,510,826
4.50%, 07/15/44 (Call 01/15/44)	2,569	2,106,580
4.63%, 06/15/45 (Call 12/15/44)	2,899	2,399,792
5.55%, 03/15/26 (Call 12/15/25)	4,362	4,377,267
6.20%, 03/15/40(b)	2,825	2,740,250
6.45%, 09/15/36	6,888	6,929,672
6.60%, 03/15/46 (Call 09/15/45)	4,427	4,321,062
6.95%, 07/01/24	2,218	2,323,355
7.50%, 05/01/31	3,700	3,912,750
7.88%, 09/15/31	2,264	2,408,330
7.95%, 06/15/39	1,363	1,368,111
8.00%, 07/15/25 (Call 04/15/25)	1,530	1,671,525
8.50%, 07/15/27 (Call 01/15/27)	2,025	2,255,040
8.88%, 07/15/30 (Call 01/15/30)	4,200	4,725,000
Pacific Drilling SA, 8.38%, 10/01/23 (Call 10/01/20)(a)	2,621	563,515
Pacific Drilling SA (12.00% PIK), 11.00%, 04/01/24 (Call 08/31/20)(a)(c)	112	1,124
Par Petroleum LLC/Par Petroleum Finance Corp., 7.75%, 12/15/25 (Call 12/15/20)(a)	1,370	1,178,200
Parkland Corp.
5.88%, 07/15/27 (Call 07/15/22)(a)	1,923	2,038,380
6.00%, 04/01/26 (Call 04/01/21)(a)	2,083	2,208,397

Security	Par (000)	Value

Oil & Gas (continued)
Parsley Energy LLC/Parsley Finance Corp.
4.13%, 02/15/28 (Call 02/15/23)(a)	$1,873	$1,844,905
5.25%, 08/15/25 (Call 08/31/20)(a)	1,681	1,706,215
5.38%, 01/15/25 (Call 08/31/20)(a)	2,495	2,569,101
5.63%, 10/15/27 (Call 10/15/22)(a)	2,666	2,792,635
PBF Holding Co. LLC/PBF Finance Corp.
6.00%, 02/15/28 (Call 02/15/23)(a)	4,139	3,318,236
7.25%, 06/15/25 (Call 08/31/20)	3,521	3,186,505
9.25%, 05/15/25 (Call 05/15/22)(a)	1,770	1,977,940
PDC Energy Inc.
5.75%, 05/15/26 (Call 05/15/21)	2,500	2,505,525
6.13%, 09/15/24 (Call 08/31/20)	1,598	1,617,400
Precision Drilling Corp.
5.25%, 11/15/24 (Call 08/17/20)	1,827	1,283,468
7.13%, 01/15/26 (Call 11/15/20)(a)(b)	1,085	748,650
7.75%, 12/15/23 (Call 08/17/20)	1,310	982,500
Pride International LLC, 7.88%, 08/15/40	705	41,355
QEP Resources Inc.
5.25%, 05/01/23 (Call 02/01/23)	2,808	1,958,580
5.38%, 10/01/22 (Call 07/01/22)	2,018	1,614,400
5.63%, 03/01/26 (Call 12/01/25)	1,952	1,137,040
Range Resources Corp.
4.88%, 05/15/25 (Call 02/15/25)(b)	2,927	2,451,362
5.00%, 08/15/22 (Call 05/15/22)(b)	2,976	2,856,960
5.00%, 03/15/23 (Call 12/15/22)(b)	2,670	2,477,226
9.25%, 02/01/26 (Call 02/01/22)(a)	1,965	1,896,225
Seven Generations Energy Ltd.
5.38%, 09/30/25 (Call 09/30/20)(a)	3,169	2,947,170
6.75%, 05/01/23 (Call 08/31/20)(a)	968	987,360
6.88%, 06/30/23 (Call 08/31/20)(a)	1,822	1,795,727
SM Energy Co., 10.00%, 01/15/25 (Call 06/17/22)(a)	5,343	5,276,212
Southwestern Energy Co.
6.45%, 01/23/25 (Call 10/23/24)(b)	3,649	3,370,435
7.50%, 04/01/26 (Call 04/01/21)(b)	2,623	2,461,030
7.75%, 10/01/27 (Call 10/01/22)(b)	1,818	1,709,465
Sunoco LP/Sunoco Finance Corp.
4.88%, 01/15/23 (Call 08/31/20)	4,794	4,871,902
5.50%, 02/15/26 (Call 02/15/21)	3,274	3,355,850
5.88%, 03/15/28 (Call 03/15/23)	1,863	1,946,835
6.00%, 04/15/27 (Call 04/15/22)	2,313	2,440,215
Teine Energy Ltd., 6.88%, 09/30/22 (Call 08/31/20)(a)	1,852	1,828,850
Transocean Guardian Ltd., 5.88%, 01/15/24 (Call 07/15/21)(a)	2,508	2,206,775
Transocean Inc.
6.80%, 03/15/38(b)	2,998	768,238
7.25%, 11/01/25 (Call 11/01/21)(a)	2,814	1,378,860
7.50%, 01/15/26 (Call 01/15/21)(a)	2,927	1,434,230
7.50%, 04/15/31(b)	1,993	533,128
8.00%, 02/01/27 (Call 02/01/23)(a)	2,780	1,356,084
9.35%, 12/15/41(b)	966	270,480
Transocean Pontus Ltd., 6.13%, 08/01/25 (Call 08/01/21)(a)(b)	2,255	2,080,141
Transocean Poseidon Ltd., 6.88%, 02/01/27 (Call 02/01/22)(a)	2,049	1,849,222
Transocean Sentry Ltd., 5.38%, 05/15/23 (Call 05/16/21)(a)	2,231	1,957,702
Valaris PLC
4.50%, 10/01/24 (Call 07/01/24)(f)	1,015	58,363
4.75%, 01/15/24 (Call 10/15/23)(f)	1,025	87,125
4.88%, 06/01/22 (Call 03/01/22)(f)	3,097	224,533

17

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
5.20%, 03/15/25 (Call 12/15/24)(f)	$1,115	$64,113
5.40%, 12/01/42 (Call 06/01/42)(f)	675	60,750
5.75%, 10/01/44 (Call 04/01/44)(f)	1,841	99,248
5.85%, 01/15/44 (Call 07/15/43)(f)	450	42,750
7.38%, 06/15/25 (Call 03/15/25)(f)	1,146	97,410
7.75%, 02/01/26 (Call 11/01/25)(b)(f)	3,347	184,085
8.00%, 01/31/24 (Call 10/31/23)(f)	980	56,350
Vantage Drilling International, 9.25%, 11/15/23 (Call 08/31/20)(a)	1,559	1,005,555
Vermilion Energy Inc., 5.63%, 03/15/25 (Call 08/31/20)(a)(b)	1,083	907,013
Vine Oil & Gas LP/Vine Oil & Gas Finance Corp.
8.75%, 04/15/23 (Call 10/15/20)(a)	661	371,813
9.75%, 04/15/23 (Call 10/15/20)(a)(b)	405	234,900
Viper Energy Partners LP, 5.38%, 11/01/27 (Call 11/01/22)(a)	2,034	2,136,310
W&T Offshore Inc., 9.75%, 11/01/23 (Call 11/01/20)(a)	2,491	1,660,600
Whiting Petroleum Corp.
5.75%, 03/15/21 (Call 12/15/20)(f)	1,429	242,930
6.25%, 04/01/23 (Call 01/01/23)(f)	1,476	265,680
6.63%, 01/15/26 (Call 10/15/25)(f)	3,483	600,818
WPX Energy Inc.
4.50%, 01/15/30 (Call 01/15/25)	4,096	3,812,966
5.25%, 09/15/24 (Call 06/15/24)	2,969	3,060,742
5.25%, 10/15/27 (Call 10/15/22)	2,470	2,436,037
5.75%, 06/01/26 (Call 06/01/21)	2,256	2,287,020
5.88%, 06/15/28 (Call 06/15/23)	342	350,338
8.25%, 08/01/23 (Call 06/01/23)	1,310	1,467,200

		433,120,035

Oil & Gas Services — 0.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.25%, 04/01/28 (Call 04/01/23)(a)	2,190	2,211,900
6.88%, 04/01/27 (Call 04/01/22)(a)	1,992	2,038,732
Basic Energy Services Inc., 10.75%, 10/15/23 (Call 10/15/20)(a)	75	9,938
CGG Holding U.S. Inc., 9.00%, 05/01/23 (Call 08/31/20)(a)(b)	1,341	1,347,705
ChampionX Corp., 6.38%, 05/01/26 (Call 05/01/21)	1,392	1,305,000
CSI Compressco LP/CSI Compressco Finance Inc., 7.50%, 04/01/25 (Call 04/01/21)(a)	1,506	1,285,311
Exterran Energy Solutions LP/EES Finance Corp., 8.13%, 05/01/25 (Call 08/31/20)	1,431	1,212,772
FTS International Inc., 6.25%, 05/01/22 (Call 08/31/20)	908	256,510
KLX Energy Services Holdings Inc., 11.50%, 11/01/25 (Call 11/01/21)(a)	850	426,063
Nine Energy Service Inc., 8.75%, 11/01/23 (Call 11/01/20)(a)	1,332	612,720
Oceaneering International Inc.
4.65%, 11/15/24 (Call 08/15/24)	2,058	1,378,860
6.00%, 02/01/28 (Call 11/01/27)	1,355	856,699
SESI LLC
7.13%, 12/15/21 (Call 08/31/20)(a)	751	300,400
7.75%, 09/15/24 (Call 09/15/20)	947	345,655
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24 (Call 10/15/20)(a)	1,645	1,566,386
Transocean Proteus Ltd., 6.25%, 12/01/24 (Call 12/01/20)(a)	1,724	1,612,361
USA Compression Partners LP/USA Compression Finance Corp. 6.88%, 04/01/26 (Call 04/01/21)	2,836	2,906,900

Security	Par (000)	Value

Oil & Gas Services (continued)
6.88%, 09/01/27 (Call 09/01/22)	$3,043	$3,110,828
Weatherford International Ltd., 11.00%, 12/01/24 (Call 12/01/21)(a)(b)	8,154	5,910,019
Welltec A/S, 9.50%, 12/01/22 (Call 08/31/20)(a)	1,506	1,355,400

		30,050,159

Packaging & Containers — 2.6%
ARD Finance SA (7.25% PIK), 6.50%, 06/30/27 (Call 11/15/22)(a)(c)	4,770	4,877,325
Ardagh Packaging Finance PLC/Ardagh Holdings USA Inc.
4.13%, 08/15/26 (Call 08/15/22)(a)	2,620	2,719,036
5.25%, 04/30/25 (Call 04/30/22)(a)	3,055	3,238,300
5.25%, 08/15/27 (Call 08/15/22)(a)	8,180	8,562,579
6.00%, 02/15/25 (Call 08/11/20)(a)(b)	2,655	2,774,475
Ball Corp.
4.00%, 11/15/23	4,105	4,371,825
4.88%, 03/15/26 (Call 12/15/25)	2,982	3,391,518
5.00%, 03/15/22	2,429	2,544,377
5.25%, 07/01/25	4,075	4,645,500
Berry Global Inc.
4.50%, 02/15/26 (Call 02/15/21)(a)(b)	1,660	1,702,114
4.88%, 07/15/26 (Call 07/15/22)(a)	5,391	5,694,244
5.13%, 07/15/23 (Call 08/31/20)(b)	2,758	2,795,922
5.63%, 07/15/27 (Call 07/15/22)(a)(b)	1,877	2,008,390
Cascades Inc./Cascades USA Inc.
5.13%, 01/15/26 (Call 01/15/23)(a)	1,495	1,543,588
5.38%, 01/15/28 (Call 01/15/23)(a)(b)	1,187	1,228,545
Crown Americas LLC/Crown Americas Capital Corp. IV, 4.50%, 01/15/23	4,518	4,768,839
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 09/30/26 (Call 03/31/26)	2,043	2,166,356
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 02/01/26 (Call 02/01/21)	3,350	3,495,658
Crown Cork & Seal Co. Inc., 7.38%, 12/15/26(b)	1,084	1,279,120
Flex Acquisition Co. Inc.
6.88%, 01/15/25 (Call 08/31/20)(a)	2,786	2,827,790
7.88%, 07/15/26 (Call 07/15/21)(a)(b)	1,877	1,945,867
GPC Merger Sub Inc., 7.13%, 08/15/28 (Call 08/15/23)(a)	205	213,200
Graphic Packaging International LLC
3.50%, 03/15/28(a)	1,874	1,904,452
4.13%, 08/15/24 (Call 05/15/24)(b)	972	1,020,600
4.75%, 07/15/27 (Call 04/15/27)(a)(b)	1,174	1,267,920
4.88%, 11/15/22 (Call 08/15/22)(b)	980	1,019,200
Greif Inc., 6.50%, 03/01/27 (Call 03/01/22)(a)(b)	2,119	2,251,437
Intertape Polymer Group Inc., 7.00%, 10/15/26 (Call 10/15/21)(a)(b)	1,009	1,053,144
LABL Escrow Issuer LLC
6.75%, 07/15/26 (Call 07/15/22)(a)	2,735	2,953,800
10.50%, 07/15/27 (Call 07/15/22)(a)(b)	2,969	3,242,445
Matthews International Corp., 5.25%, 12/01/25 (Call 12/01/20)(a)(b)	1,435	1,316,613
Mauser Packaging Solutions Holding Co.
5.50%, 04/15/24 (Call 08/31/20)(a)(b)	5,861	5,975,758
7.25%, 04/15/25 (Call 08/31/20)(a)(b)	5,453	5,234,880
OI European Group BV, 4.00%, 03/15/23 (Call 12/15/22)(a)(b)	1,234	1,243,255
Owens-Brockway Glass Container Inc.
5.38%, 01/15/25(a)(b)	1,185	1,217,588
5.88%, 08/15/23(a)(b)	4,321	4,561,680
6.38%, 08/15/25(a)	1,388	1,485,160
6.63%, 05/13/27 (Call 05/15/23)(a)	1,940	2,100,050

18

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Packaging & Containers (continued)
Pactiv LLC, 7.95%, 12/15/25(b)	$1,103	$1,191,240
Plastipak Holdings Inc., 6.25%, 10/15/25 (Call 10/15/20)(a)	2,163	2,160,296
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu
5.13%, 07/15/23 (Call 08/31/20)(a)	5,998	6,089,769
7.00%, 07/15/24 (Call 08/31/20)(a)	3,176	3,235,550
Sealed Air Corp.
4.00%, 12/01/27 (Call 09/01/27)(a)(b)	1,825	1,888,875
4.88%, 12/01/22 (Call 09/01/22)(a)(b)	1,725	1,806,938
5.13%, 12/01/24 (Call 09/01/24)(a)	1,599	1,758,900
5.25%, 04/01/23 (Call 01/01/23)(a)	1,253	1,331,313
5.50%, 09/15/25 (Call 06/15/25)(a)	1,505	1,663,025
6.88%, 07/15/33(a)(b)	2,023	2,457,945
Silgan Holdings Inc.
4.13%, 02/01/28 (Call 10/01/22)(b)	2,189	2,243,725
4.75%, 03/15/25 (Call 08/31/20)(b)	1,273	1,295,278
Trident TPI Holdings Inc.
6.63%, 11/01/25 (Call 11/01/20)(a)	751	737,858
9.25%, 08/01/24 (Call 08/01/21)(a)(b)	1,712	1,816,877
TriMas Corp., 4.88%, 10/15/25 (Call 10/15/20)(a)(b)	1,247	1,275,444
Trivium Packaging Finance BV
5.50%, 08/15/26 (Call 08/15/22)(a)	4,330	4,612,749
8.50%, 08/15/27 (Call 08/15/22)(a)	2,998	3,282,810

		145,491,142

Pharmaceuticals — 2.1%
AdaptHealth LLC, 6.13%, 08/01/28 (Call 08/01/23)(a)	765	797,245
Bausch Health Americas Inc.
8.50%, 01/31/27 (Call 07/31/22)(a)	7,062	7,856,475
9.25%, 04/01/26 (Call 04/01/22)(a)	5,873	6,605,363
Bausch Health Companies Inc.
5.00%, 01/30/28 (Call 01/30/23)(a)	5,165	5,190,722
5.25%, 01/30/30 (Call 01/30/25)(a)	5,153	5,262,501
5.50%, 03/01/23 (Call 08/31/20)(a)	1,667	1,667,000
5.50%, 11/01/25 (Call 11/01/20)(a)	10,152	10,534,832
5.75%, 08/15/27 (Call 08/15/22)(a)(b)	2,046	2,220,687
6.13%, 04/15/25 (Call 08/31/20)(a)	12,904	13,323,380
6.25%, 02/15/29 (Call 02/15/24)(a)	5,985	6,357,865
7.00%, 03/15/24 (Call 08/31/20)(a)(b)	7,234	7,559,385
7.00%, 01/15/28 (Call 01/15/23)(a)	3,177	3,454,988
7.25%, 05/30/29 (Call 05/30/24)(a)	3,055	3,360,500
9.00%, 12/15/25 (Call 12/15/21)(a)	5,964	6,590,220
Elanco Animal Health Inc.
4.66%, 08/27/21	1,234	1,284,927
5.02%, 08/28/23 (Call 07/28/23)(b)	3,138	3,459,645
5.65%, 08/28/28 (Call 05/28/28)(b)	2,728	3,164,480
Endo Dac/Endo Finance LLC/Endo Finco Inc.
5.88%, 10/15/24 (Call 08/31/20)(a)(b)	1,150	1,144,250
6.00%, 06/30/28 (Call 06/30/23)(a)(b)	5,237	3,993,213
9.50%, 07/31/27 (Call 07/31/23)(a)	3,698	3,979,973
Herbalife Nutrition Ltd./HLF Financing Inc., 7.88%, 09/01/25 (Call 09/01/22)(a)	2,574	2,799,225
HLF Financing Sarl LLC/Herbalife International Inc., 7.25%, 08/15/26 (Call 08/15/21)(a)	1,876	1,969,800
Horizon Therapeutics USA Inc., 5.50%, 08/01/27 (Call 08/01/22)(a)	2,692	2,925,773
Mallinckrodt International Finance SA/Mallinckrodt CB LLC
5.50%, 04/15/25 (Call 08/31/20)(a)(b)	790	138,250
5.63%, 10/15/23 (Call 08/31/20)(a)(b)	1,223	195,680
5.75%, 08/01/22 (Call 08/31/20)(a)	2,313	393,210

Security	Par (000)	Value

Pharmaceuticals (continued)
Par Pharmaceutical Inc., 7.50%, 04/01/27 (Call 04/01/22)(a)	$8,008	$8,517,549
Vizient Inc., 6.25%, 05/15/27 (Call 05/15/22)(a)(b)	1,162	1,237,530

		115,984,668

Pipelines — 4.1%
American Midstream Partners LP/American Midstream Finance Corp., 9.50%, 12/15/21 (Call 08/31/20)(a)	1,870	1,739,100
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 09/15/24 (Call 08/17/20)	2,429	2,203,443
5.75%, 03/01/27 (Call 03/01/22)(a)	2,547	2,224,754
5.75%, 01/15/28 (Call 01/15/23)(a)	2,796	2,383,870
Blue Racer Midstream LLC/Blue Racer Finance Corp.
6.13%, 11/15/22 (Call 08/31/20)(a)	2,754	2,734,860
6.63%, 07/15/26 (Call 07/15/21)(a)	1,369	1,201,298
Buckeye Partners LP
3.95%, 12/01/26 (Call 09/01/26)	2,334	2,316,495
4.13%, 03/01/25 (Call 02/01/25)(a)	1,905	1,914,525
4.13%, 12/01/27 (Call 09/01/27)	1,561	1,521,975
4.15%, 07/01/23 (Call 04/01/23)	1,675	1,683,375
4.35%, 10/15/24 (Call 07/15/24)	1,075	1,077,688
4.50%, 03/01/28 (Call 12/01/27)(a)	2,395	2,383,025
5.60%, 10/15/44 (Call 04/15/44)	998	893,210
5.85%, 11/15/43 (Call 05/15/43)	1,425	1,311,000
6.38%, 01/22/78 (Call 01/22/23)(e)	1,858	1,282,020
Cheniere Energy Partners LP
4.50%, 10/01/29 (Call 10/01/24)	5,916	6,257,945
5.25%, 10/01/25 (Call 10/01/20)	5,429	5,564,725
5.63%, 10/01/26 (Call 10/01/21)	5,066	5,350,962
CNX Midstream Partners LP/CNX Midstream Finance Corp., 6.50%, 03/15/26 (Call 03/15/21)(a)	1,716	1,674,816
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp.
5.63%, 05/01/27 (Call 05/01/22)(a)	2,421	2,263,635
5.75%, 04/01/25 (Call 08/31/20)	1,809	1,725,370
6.25%, 04/01/23 (Call 08/17/20)	2,947	2,851,222
DCP Midstream LP, Series A, 7.38%, (Call 12/15/22)(d)(e)	2,400	1,613,803
DCP Midstream Operating LP
3.88%, 03/15/23 (Call 12/15/22)	2,768	2,775,197
4.75%, 09/30/21 (Call 06/30/21)(a)	1,489	1,517,142
4.95%, 04/01/22 (Call 01/01/22)	1,265	1,288,719
5.13%, 05/15/29 (Call 02/15/29)	2,838	2,856,788
5.38%, 07/15/25 (Call 04/15/25)	3,379	3,558,155
5.60%, 04/01/44 (Call 10/01/43)	1,727	1,510,624
5.63%, 07/15/27 (Call 04/15/27)	1,425	1,478,437
5.85%, 05/21/43 (Call 05/21/23)(a)(e)	1,955	1,485,800
6.45%, 11/03/36(a)	1,303	1,250,880
6.75%, 09/15/37(a)	1,377	1,335,690
8.13%, 08/16/30	1,248	1,457,889
Energy Transfer Operating LP
Series A, 6.25%, (Call 02/15/23)(d)(e)	4,573	3,252,546
Series B, 6.63%, (Call 02/15/28)(d)(e)	2,034	1,464,480
Series F, 6.75%, (Call 05/15/25)(d)(e)	1,800	1,453,500
Series G, 7.13%, (Call 05/15/30)(d)(e)	4,375	3,636,719
EnLink Midstream LLC, 5.38%, 06/01/29 (Call 03/01/29)	2,000	1,598,380
EnLink Midstream Partners LP
4.15%, 06/01/25 (Call 03/01/25)	3,562	2,853,874
4.40%, 04/01/24 (Call 01/01/24)	2,593	2,227,180
4.85%, 07/15/26 (Call 04/15/26)	2,350	1,821,579
5.05%, 04/01/45 (Call 10/01/44)(b)	1,690	912,600

19

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pipelines (continued)
5.45%, 06/01/47 (Call 12/01/46)(b)	$1,735	$977,673
5.60%, 04/01/44 (Call 10/01/43)	1,042	578,310
Series C, 6.00%, (Call 12/15/22)(b)(d)(e)	1,207	458,660
EQM Midstream Partners LP
4.00%, 08/01/24 (Call 05/01/24)	2,275	2,280,938
4.13%, 12/01/26 (Call 09/01/26)	1,980	1,925,550
4.75%, 07/15/23 (Call 06/15/23)	5,135	5,211,922
5.50%, 07/15/28 (Call 04/15/28)	4,010	4,157,568
6.00%, 07/01/25 (Call 04/01/25)(a)	1,160	1,230,366
6.50%, 07/01/27 (Call 01/01/27)(a)	3,135	3,456,651
6.50%, 07/15/48 (Call 01/15/48)	2,475	2,465,644
Genesis Energy LP/Genesis Energy Finance Corp.
5.63%, 06/15/24 (Call 08/31/20)	808	746,390
6.00%, 05/15/23 (Call 08/31/20)	1,658	1,558,520
6.25%, 05/15/26 (Call 02/15/21)	2,033	1,905,937
6.50%, 10/01/25 (Call 10/01/20)	2,342	2,169,277
7.75%, 02/01/28 (Call 02/01/23)	2,923	2,818,970
Global Partners LP/GLP Finance Corp.
7.00%, 06/15/23 (Call 08/31/20)	1,145	1,128,054
7.00%, 08/01/27 (Call 08/01/22)	1,510	1,460,925
Hess Midstream Operations LP
5.13%, 06/15/28 (Call 06/15/23)(a)	2,442	2,472,525
5.63%, 02/15/26 (Call 02/15/21)(a)	3,018	3,130,541
Holly Energy Partners LP/Holly Energy Finance Corp.,
5.00%, 02/01/28 (Call 02/01/23)(a)	2,231	2,204,473
NGL Energy Partners LP/NGL Energy Finance Corp.
6.13%, 03/01/25 (Call 08/31/20)	1,303	892,555
7.50%, 11/01/23 (Call 08/31/20)	2,621	2,070,590
7.50%, 04/15/26 (Call 04/15/22)	2,090	1,442,100
NuStar Logistics LP
4.75%, 02/01/22 (Call 11/01/21)	815	810,925
5.63%, 04/28/27 (Call 01/28/27)	2,182	2,130,068
6.00%, 06/01/26 (Call 03/01/26)	2,216	2,271,400
PBF Logistics LP/PBF Logistics Finance Corp., 6.88%, 05/15/23 (Call 08/31/20)	2,198	2,126,565
Plains All American Pipeline LP, Series B, 6.13%, (Call 11/15/22)(d)(e)	3,407	2,380,641
Rattler Midstream LP, 5.63%, 07/15/25 (Call 07/15/22)(a)	745	785,819
Rockies Express Pipeline LLC
3.60%, 05/15/25 (Call 04/15/25)(a)	2,000	1,940,000
4.80%, 05/15/30 (Call 02/15/30)(a)	1,696	1,604,823
4.95%, 07/15/29 (Call 04/15/29)(a)	1,914	1,869,748
6.88%, 04/15/40(a)	1,830	1,839,150
7.50%, 07/15/38(a)	1,033	1,053,660
Ruby Pipeline LLC, 7.00%, 04/01/22(a)	2,062	1,959,386
Summit Midstream Holdings LLC/Summit Midstream Finance Corp.
5.50%, 08/15/22 (Call 08/31/20)	1,320	858,000
5.75%, 04/15/25 (Call 08/31/20)	1,469	719,810
Summit Midstream Partners LP, Series A, 9.50%, (Call 12/15/22)(d)(e)	508	75,565
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
4.75%, 10/01/23 (Call 10/01/20)(a)	3,011	2,901,911
5.50%, 09/15/24 (Call 08/31/20)(a)	3,006	2,882,964
5.50%, 01/15/28 (Call 01/15/23)(a)(b)	2,550	2,269,194
6.00%, 03/01/27 (Call 03/01/23)(a)	1,831	1,663,463
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.25%, 11/15/23 (Call 08/31/20)	2,500	2,518,750

Security	Par (000)	Value

Pipelines (continued)
5.00%, 01/15/28 (Call 01/15/23)	$2,565	$2,616,300
5.13%, 02/01/25 (Call 08/31/20)	1,957	1,986,355
5.25%, 05/01/23 (Call 08/31/20)	2,185	2,199,639
5.38%, 02/01/27 (Call 02/01/22)(b)	2,076	2,144,861
5.50%, 03/01/30 (Call 03/01/25)(a)	4,255	4,489,025
5.88%, 04/15/26 (Call 04/15/21)	4,431	4,709,178
6.50%, 07/15/27 (Call 07/15/22)	2,990	3,199,300
6.75%, 03/15/24 (Call 08/31/20)	2,088	2,137,486
6.88%, 01/15/29 (Call 01/15/24)	2,927	3,302,007
TransMontaigne Partners LP/TLP Finance Corp., 6.13%, 02/15/26 (Call 02/15/21)(b)	1,273	1,260,754
Western Midstream Operating LP
3.95%, 06/01/25 (Call 03/01/25)	1,978	1,968,110
4.00%, 07/01/22 (Call 04/01/22)	2,321	2,395,226
4.10%, 02/01/25 (Call 01/01/25)	4,081	4,051,209
4.50%, 03/01/28 (Call 12/01/27)	1,598	1,601,995
4.65%, 07/01/26 (Call 04/01/26)	2,185	2,234,162
4.75%, 08/15/28 (Call 05/15/28)	1,652	1,663,994
5.05%, 02/01/30 (Call 11/01/29)	4,756	4,816,068
5.30%, 03/01/48 (Call 09/01/47)	2,725	2,434,270
5.45%, 04/01/44 (Call 10/01/43)	2,588	2,361,550
5.50%, 08/15/48 (Call 02/15/48)	1,325	1,182,563
6.25%, 02/01/50 (Call 08/01/49)	4,050	3,999,375

		232,068,703

Real Estate — 0.5%
Cushman & Wakefield U.S. Borrower LLC, 6.75%, 05/15/28 (Call 05/15/23)(a)	2,930	3,135,100
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25 (Call 11/15/20)(a)(b)	2,450	2,367,362
Greystar Real Estate Partners LLC, 5.75%, 12/01/25 (Call 12/01/20)(a)(b)	2,511	2,529,832
Howard Hughes Corp. (The), 5.38%, 03/15/25 (Call 08/31/20)(a)(b)	3,982	4,022,099
Hunt Companies Inc., 6.25%, 02/15/26 (Call 02/15/21)(a)	135	126,225
Kennedy-Wilson Inc., 5.88%, 04/01/24 (Call 08/31/20)	4,875	4,893,281
Newmark Group Inc., 6.13%, 11/15/23 (Call 10/15/23)(b)	2,517	2,579,413
Realogy Group LLC/Realogy Co-Issuer Corp.
4.88%, 06/01/23 (Call 03/01/23)(a)	2,255	2,232,450
7.63%, 06/15/25 (Call 06/15/22)(a)	2,135	2,240,618
9.38%, 04/01/27 (Call 04/01/22)(a)	2,189	2,238,253
WeWork Companies Inc., 7.88%, 05/01/25(a)(b)	1,592	1,066,640

		27,431,273

Real Estate Investment Trusts — 3.3%
Brookfield Property REIT Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 05/15/26 (Call 05/15/22)(a)(b)	4,018	3,375,401
CBL & Associates LP
5.25%, 12/01/23 (Call 09/01/23)(f)	1,019	239,679
5.95%, 12/15/26 (Call 09/15/26)(b)(f)	1,075	249,938
CoreCivic Inc.
4.63%, 05/01/23 (Call 02/01/23)(b)	1,401	1,362,473
4.75%, 10/15/27 (Call 07/15/27)(b)	900	760,500
5.00%, 10/15/22 (Call 07/15/22)	1,590	1,550,997
CTR Partnership LP/CareTrust Capital Corp., 5.25%, 06/01/25 (Call 08/31/20)(b)	1,173	1,196,460
Diversified Healthcare Trust
4.75%, 05/01/24 (Call 11/01/23)(b)	1,434	1,312,600
4.75%, 02/15/28 (Call 08/15/27)(b)	2,214	1,927,864
9.75%, 06/15/25 (Call 06/15/22)	3,320	3,664,450

20

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
ESH Hospitality Inc.
4.63%, 10/01/27 (Call 10/01/22)(a)	$3,124	$3,006,225
5.25%, 05/01/25 (Call 08/31/20)(a)	5,211	5,323,141
Felcor Lodging LP, 6.00%, 06/01/25 (Call 08/17/20)(b)	1,986	1,966,140
GEO Group Inc. (The)
5.13%, 04/01/23 (Call 08/31/20)	1,105	942,013
5.88%, 10/15/24 (Call 08/31/20)	847	671,248
6.00%, 04/15/26 (Call 04/15/21)	1,166	899,278
HAT Holdings I LLC/HAT Holdings II LLC
5.25%, 07/15/24 (Call 07/15/21)(a)(b)	2,388	2,487,998
6.00%, 04/15/25 (Call 04/15/22)(a)	1,560	1,678,950
Iron Mountain Inc.
4.88%, 09/15/27 (Call 09/15/22)(a)	3,912	4,063,590
4.88%, 09/15/29 (Call 09/15/24)(a)(b)	4,551	4,741,004
5.00%, 07/15/28 (Call 07/15/23)(a)	793	820,755
5.25%, 03/15/28 (Call 12/27/22)(a)	3,178	3,336,900
5.25%, 07/15/30 (Call 07/15/25)(a)	5,445	5,710,444
5.63%, 07/15/32 (Call 07/15/26)(a)	2,909	3,123,539
Iron Mountain U.S. Holdings Inc., 5.38%, 06/01/26 (Call 06/01/21)(a)(b)	1,121	1,160,235
iStar Inc.
4.25%, 08/01/25 (Call 05/01/25)	1,888	1,814,840
4.75%, 10/01/24 (Call 07/01/24)	3,249	3,208,387
5.25%, 09/15/22 (Call 08/31/20)	1,548	1,548,000
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/27 (Call 02/01/23)(a)	3,467	2,929,615
5.25%, 03/15/22 (Call 09/15/21)(a)	1,717	1,682,660
5.25%, 10/01/25 (Call 10/01/20)(a)	1,711	1,574,120
5.88%, 08/01/21 (Call 08/31/20)(a)	646	642,770
Mack-Cali Realty LP
3.15%, 05/15/23 (Call 02/15/23)	1,121	1,006,272
4.50%, 04/18/22 (Call 01/18/22)	1,427	1,386,852
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer Inc.
4.50%, 09/01/26 (Call 06/01/26)	2,092	2,175,680
4.50%, 01/15/28 (Call 10/15/27)(b)	1,511	1,537,443
4.63%, 06/15/25 (Call 03/15/25)(a)	3,210	3,374,480
5.63%, 05/01/24 (Call 02/01/24)	4,264	4,626,440
5.75%, 02/01/27 (Call 11/01/26)	2,979	3,224,767
MPT Operating Partnership LP/MPT Finance Corp.
4.63%, 08/01/29 (Call 08/01/24)	3,499	3,696,903
5.00%, 10/15/27 (Call 10/15/22)	5,582	5,986,695
5.25%, 08/01/26 (Call 08/01/21)	2,526	2,652,300
5.50%, 05/01/24 (Call 08/31/20)	1,042	1,061,538
6.38%, 03/01/24 (Call 08/31/20)	1,956	2,017,125
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 7.50%, 06/01/25 (Call 06/01/22)(a)	2,200	2,341,900
RHP Hotel Properties LP/RHP Finance Corp.
4.75%, 10/15/27 (Call 10/15/22)	2,827	2,637,026
5.00%, 04/15/23 (Call 08/31/20)(b)	1,710	1,662,975
SBA Communications Corp.
3.88%, 02/15/27 (Call 02/15/23)(a)	6,380	6,603,300
4.00%, 10/01/22 (Call 08/31/20)	3,165	3,207,727
4.88%, 09/01/24 (Call 08/31/20)(b)	4,044	4,155,210
Service Properties Trust
3.95%, 01/15/28 (Call 07/15/27)(b)	2,500	2,072,500
4.35%, 10/01/24 (Call 09/01/24)(b)	2,260	2,023,152
4.38%, 02/15/30 (Call 08/15/29)(b)	1,310	1,069,288

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
4.50%, 06/15/23 (Call 12/15/22)	$2,232	$2,120,400
4.50%, 03/15/25 (Call 09/15/24)	1,634	1,475,175
4.65%, 03/15/24 (Call 09/15/23)(b)	1,925	1,761,375
4.75%, 10/01/26 (Call 08/01/26)(b)	1,800	1,584,000
4.95%, 02/15/27 (Call 08/15/26)	2,228	2,017,008
4.95%, 10/01/29 (Call 07/01/29)	1,250	1,068,750
5.00%, 08/15/22 (Call 02/15/22)	2,045	2,019,092
5.25%, 02/15/26 (Call 08/15/25)(b)	1,951	1,755,900
7.50%, 09/15/25 (Call 06/15/25)	2,460	2,608,617
Starwood Property Trust Inc.
4.75%, 03/15/25 (Call 09/15/24)(b)	2,178	2,096,325
5.00%, 12/15/21 (Call 09/15/21)	2,601	2,628,623
Uniti Group LP/Uniti Fiber Holdings Inc./CSL Capital LLC
7.13%, 12/15/24 (Call 08/31/20)(a)(b)	2,107	1,985,848
7.88%, 02/15/25 (Call 02/15/22)(a)	9,295	9,782,987
Uniti Group LP/Uniti Group Finance Inc./CSL Capital LLC
6.00%, 04/15/23 (Call 08/31/20)(a)	1,959	1,968,795
8.25%, 10/15/23 (Call 08/31/20)	4,563	4,426,110
VICI Properties LP/VICI Note Co. Inc.
3.50%, 02/15/25 (Call 02/15/22)(a)	3,410	3,452,625
3.75%, 02/15/27 (Call 02/15/23)(a)	3,045	3,067,837
4.13%, 08/15/30 (Call 02/15/25)(a)	4,350	4,402,200
4.25%, 12/01/26 (Call 12/01/22)(a)(b)	5,078	5,230,340
4.63%, 12/01/29 (Call 12/01/24)(a)	3,788	3,969,066
Washington Prime Group LP, 6.45%, 08/15/24 (Call 06/15/24)(b)	2,966	1,156,740

		188,069,600

Retail — 3.9%
1011778 BC ULC/New Red Finance Inc.
3.88%, 01/15/28 (Call 09/15/22)(a)(b)	2,985	3,103,475
4.25%, 05/15/24 (Call 08/31/20)(a)	8,482	8,651,640
4.38%, 01/15/28 (Call 11/15/22)(a)	2,763	2,873,879
5.00%, 10/15/25 (Call 10/15/20)(a)(b)	11,247	11,500,057
5.75%, 04/15/25 (Call 04/15/22)(a)	365	390,510
Abercrombie & Fitch Management Co., 8.75%, 07/15/25 (Call 07/15/22)(a)	765	763,088
Asbury Automotive Group Inc.
4.50%, 03/01/28 (Call 03/01/23)(a)	1,020	1,045,877
4.75%, 03/01/30 (Call 03/01/25)(a)	1,292	1,324,300
Beacon Roofing Supply Inc.
4.50%, 11/15/26 (Call 11/15/22)(a)(b)	1,153	1,181,825
4.88%, 11/01/25 (Call 11/01/20)(a)	5,033	4,926,653
Bed Bath & Beyond Inc.
3.75%, 08/01/24 (Call 05/01/24)	1,589	1,450,249
4.92%, 08/01/34 (Call 02/01/34)(b)	1,135	763,288
5.17%, 08/01/44 (Call 02/01/44)	2,997	1,908,729
Brinker International Inc.
3.88%, 05/15/23	1,143	1,077,278
5.00%, 10/01/24 (Call 07/01/24)(a)	1,290	1,215,825
Burlington Coat Factory Warehouse Corp., 6.25%, 04/15/25 (Call 04/15/22)(a)	1,175	1,257,250
Carvana Co., 8.88%, 10/01/23 (Call 10/01/20)(a)(b)	2,751	2,861,040
DriveTime Automotive Group Inc./Bridgecrest Acceptance Corp., 8.00%, 06/01/21 (Call 08/31/20)(a)(b)	425	412,548
eG Global Finance PLC
6.75%, 02/07/25 (Call 05/15/21)(a)	2,583	2,698,718
8.50%, 10/30/25 (Call 10/30/21)(a)	2,290	2,501,642
Ferrellgas LP/Ferrellgas Finance Corp.
6.75%, 01/15/22 (Call 08/31/20)	1,060	914,250
6.75%, 06/15/23 (Call 08/17/20)(b)	830	717,950

21

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
10.00%, 04/15/25 (Call 04/15/22)(a)	$3,050	$3,351,187
FirstCash Inc., 5.38%, 06/01/24 (Call 08/31/20)(a)(b)	1,233	1,265,798
Gap Inc. (The)
8.38%, 05/15/23(a)	2,260	2,486,000
8.63%, 05/15/25 (Call 05/15/22)(a)(b)	2,860	3,152,292
8.88%, 05/15/27 (Call 05/15/23)(a)(b)	4,045	4,520,287
Golden Nugget Inc.
6.75%, 10/15/24 (Call 08/31/20)(a)	5,400	3,739,500
8.75%, 10/01/25 (Call 10/01/20)(a)	2,526	1,322,992
Group 1 Automotive Inc., 5.00%, 06/01/22 (Call 08/31/20)(b)	2,032	2,016,760
Guitar Center Inc., 9.50%, 10/15/21 (Call 08/31/20)(a)(f)	1,909	1,342,886
IRB Holding Corp.
6.75%, 02/15/26 (Call 02/15/21)(a)	2,119	2,129,595
7.00%, 06/15/25 (Call 06/15/22)(a)	2,715	2,958,861
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/27 (Call 06/01/22)(a)	2,931	3,132,946
5.00%, 06/01/24 (Call 08/31/20)(a)	4,708	4,822,404
5.25%, 06/01/26 (Call 06/01/21)(a)	4,194	4,402,442
KGA Escrow LLC, 7.50%, 08/15/23 (Call 08/31/20)(a)(b)	1,512	1,542,240
L Brands Inc.
5.25%, 02/01/28	2,191	2,034,913
5.63%, 02/15/22	3,204	3,277,852
5.63%, 10/15/23	2,609	2,646,283
6.63%, 04/01/21	195	201,825
6.69%, 01/15/27	1,750	1,693,125
6.75%, 07/01/36(b)	2,505	2,417,575
6.88%, 07/01/25 (Call 07/01/22)(a)	3,205	3,451,721
6.88%, 11/01/35	3,915	3,747,438
6.95%, 03/01/33(b)	1,780	1,531,174
7.50%, 06/15/29 (Call 06/15/24)	2,080	2,140,570
7.60%, 07/15/37	1,252	1,064,200
9.38%, 07/01/25(a)	645	719,175
Lithia Motors Inc.
4.63%, 12/15/27 (Call 12/15/22)(a)	1,610	1,711,108
5.25%, 08/01/25 (Call 08/31/20)(a)(b)	1,275	1,326,000
Macy’s Inc., 8.38%, 06/15/25 (Call 06/15/22)(a)	5,115	5,342,208
Macy’s Retail Holdings Inc., 4.30%, 02/15/43 (Call 08/15/42)	500	306,150
Macy’s Retail Holdings LLC
2.88%, 02/15/23 (Call 11/15/22)	3,174	2,647,116
3.63%, 06/01/24 (Call 03/01/24)(b)	2,001	1,560,780
3.88%, 01/15/22 (Call 10/15/21)	1,130	1,062,223
4.50%, 12/15/34 (Call 06/15/34)	1,284	764,108
5.13%, 01/15/42 (Call 07/15/41)	932	582,407
Marks & Spencer PLC, 7.13%, 12/01/37(a)(b)	1,100	1,099,944
Michaels Stores Inc., 8.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,992	1,881,803
Murphy Oil USA Inc.
4.75%, 09/15/29 (Call 09/15/24)	1,895	2,003,337
5.63%, 05/01/27 (Call 05/01/22)	1,376	1,458,560
Penske Automotive Group Inc.
5.38%, 12/01/24 (Call 08/31/20)(b)	1,451	1,487,275
5.50%, 05/15/26 (Call 05/15/21)(b)	2,636	2,754,620
5.75%, 10/01/22 (Call 08/31/20)(b)	1,051	1,063,517
PetSmart Inc.
5.88%, 06/01/25 (Call 08/31/20)(a)	4,456	4,567,400
7.13%, 03/15/23 (Call 08/31/20)(a)	7,684	7,760,840
8.88%, 06/01/25 (Call 08/11/20)(a)(b)	2,513	2,600,955

Security	Par (000)	Value

Retail (continued)
PriSo Acquisition Corp., 9.00%, 05/15/23 (Call 08/31/20)(a)(b)	$1,228	$1,154,320
QVC Inc.
4.38%, 03/15/23	2,779	2,896,830
4.45%, 02/15/25 (Call 11/15/24)	2,475	2,547,072
4.75%, 02/15/27 (Call 11/15/26)(b)	2,150	2,203,750
4.85%, 04/01/24	3,073	3,233,257
5.13%, 07/02/22	1,295	1,346,800
5.45%, 08/15/34 (Call 02/15/34)	1,488	1,406,160
5.95%, 03/15/43(b)	1,276	1,202,630
Rite Aid Corp.
7.50%, 07/01/25 (Call 07/01/22)(a)	2,486	2,526,397
7.70%, 02/15/27	850	714,000
8.00%, 11/15/26 (Call 01/15/23)(a)	3,382	3,483,122
Sally Holdings LLC/Sally Capital Inc.
5.63%, 12/01/25 (Call 12/01/20)(b)	2,602	2,670,302
8.75%, 04/30/25 (Call 04/30/22)(a)	935	1,052,894
Sonic Automotive Inc., 6.13%, 03/15/27 (Call 03/15/22)(b)	1,167	1,207,845
SRS Distribution Inc., 8.25%, 07/01/26 (Call 07/01/21)(a)(b)	1,274	1,324,960
Staples Inc.
7.50%, 04/15/26 (Call 04/15/22)(a)	8,185	7,180,700
10.75%, 04/15/27 (Call 04/15/22)(a)(b)	3,820	2,425,700
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.50%, 06/01/24 (Call 08/31/20)	2,766	2,817,724
5.75%, 03/01/25 (Call 08/31/20)(b)	810	825,690
5.88%, 03/01/27 (Call 03/01/22)(b)	1,255	1,276,963
Superior Plus LP/Superior General Partner Inc., 7.00%, 07/15/26 (Call 07/15/21)(a)(b)	1,566	1,656,045
TPro Acquisition Corp., 11.00%, 10/15/24 (Call 10/15/21)(a)(b)	1,300	1,274,000
Yum! Brands Inc.
3.75%, 11/01/21 (Call 08/01/21)(b)	1,119	1,138,583
3.88%, 11/01/23 (Call 08/01/23)(b)	1,349	1,397,901
4.75%, 01/15/30 (Call 10/15/29)(a)	3,580	3,884,300
5.35%, 11/01/43 (Call 05/01/43)(b)	1,146	1,191,840
6.88%, 11/15/37(b)	1,260	1,461,600
7.75%, 04/01/25 (Call 04/01/22)(a)	2,484	2,788,290

		220,922,138

Savings & Loans — 0.0%
New York Community Bancorp Inc., 5.90%, 11/06/28 (Call 11/06/23)(e)	1,425	1,392,028

Semiconductors — 0.5%
Advanced Micro Devices Inc., 7.50%, 08/15/22(b)	1,273	1,419,395
Amkor Technology Inc., 6.63%, 09/15/27 (Call 03/15/22)(a)(b)	2,662	2,928,200
ams AG, 7.00%, 07/31/25 (Call 07/31/22)(a)	1,250	1,284,375
Entegris Inc.
4.38%, 04/15/28 (Call 04/15/23)(a)	1,455	1,532,784
4.63%, 02/10/26 (Call 11/10/20)(a)(b)	2,812	2,922,005
Microchip Technology Inc., 4.25%, 09/01/25 (Call 09/01/22)(a)	4,740	4,982,754
Qorvo Inc.
4.38%, 10/15/29 (Call 10/15/24)(a)	2,871	3,093,503
5.50%, 07/15/26 (Call 07/15/21)(b)	4,212	4,520,698
Sensata Technologies UK Financing Co. PLC, 6.25%, 02/15/26 (Call 02/15/21)(a)	3,189	3,356,741

		26,040,455

22

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Software — 2.0%
ACI Worldwide Inc., 5.75%, 08/15/26 (Call 08/15/21)(a)(b)	$1,819	$1,896,308
Ascend Learning LLC 6.88%, 08/01/25 (Call 08/31/20)(a)(b)	2,717	2,791,935
Blackboard Inc., 10.38%, 11/15/24 (Call 11/15/20)(a)(b)	750	738,750
Boxer Parent Co. Inc.
7.13%, 10/02/25 (Call 06/01/22)(a)	1,965	2,166,413
9.13%, 03/01/26 (Call 09/01/21)(a)	1,265	1,340,900
BY Crown Parent LLC, 7.38%, 10/15/24 (Call 08/31/20)(a)(b)	1,368	1,386,810
BY Crown Parent LLC/BY Bond Finance Inc., 4.25%, 01/31/26 (Call 07/31/22)(a)	375	388,706
Camelot Finance SA, 4.50%, 11/01/26 (Call 11/01/22)(a)(b)	2,795	2,892,825
Castle U.S. Holding Crop., 9.50%, 02/15/28 (Call 02/15/23)(a)	1,354	1,252,450
CDK Global Inc.
4.88%, 06/01/27 (Call 06/01/22)	3,674	3,926,551
5.00%, 10/15/24 (Call 07/15/24)(b)	1,300	1,466,140
5.25%, 05/15/29 (Call 05/15/24)(a)(b)	1,988	2,176,959
5.88%, 06/15/26 (Call 06/15/21)	2,182	2,331,816
Change Healthcare Holdings LLC/Change Healthcare Finance Inc., 5.75%, 03/01/25 (Call 08/11/20)(a)	5,696	5,824,160
Dun & Bradstreet Corp./The
6.88%, 08/15/26 (Call 02/15/22)(a)	3,572	3,902,410
10.25%, 02/15/27 (Call 02/15/22)(a)(b)	1,870	2,123,254
Fair Isaac Corp.
4.00%, 06/15/28 (Call 12/15/22)(a)	1,564	1,635,944
5.25%, 05/15/26 (Call 02/15/26)(a)(b)	1,493	1,679,625
Genesys Telecommunications Laboratories Inc./Greeneden Lux 3 Sarl/Greeneden U.S. Ho, 10.00%, 11/30/24 (Call 08/31/20)(a)	2,691	2,872,642
Granite Merger Sub 2 Inc., 11.00%, 07/15/27 (Call 07/15/22)(a)(b)	1,283	1,337,528
j2 Cloud Services LLC/j2 Global Co-Obligor Inc., 6.00%, 07/15/25 (Call 08/31/20)(a)(b)	2,974	3,100,395
MSCI Inc.
3.63%, 09/01/30 (Call 03/01/25)(a)	1,600	1,688,000
3.88%, 02/15/31 (Call 06/01/25)(a)	4,025	4,372,156
4.00%, 11/15/29 (Call 11/15/24)(a)(b)	3,860	4,149,500
4.75%, 08/01/26 (Call 08/01/21)(a)	1,982	2,081,100
5.38%, 05/15/27 (Call 05/15/22)(a)	1,905	2,078,831
Nuance Communications Inc., 5.63%, 12/15/26 (Call 12/15/21)(b)	2,793	2,978,036
Open Text Corp.
3.88%, 02/15/28 (Call 02/15/23)(a)	3,670	3,815,699
5.88%, 06/01/26 (Call 06/01/21)(a)	3,251	3,453,212
Open Text Holdings Inc., 4.13%, 02/15/30 (Call 02/15/25)(a)(b)	3,677	3,860,850
PTC Inc.
3.63%, 02/15/25 (Call 02/15/22)(a)	2,637	2,733,962
4.00%, 02/15/28 (Call 02/15/23)(a)	1,988	2,088,096
Rackspace Hosting Inc., 8.63%, 11/15/24 (Call 08/31/20)(a)	4,485	4,686,825
Riverbed Technology Inc., 8.88%, 03/01/23 (Call 08/31/20)(a)(b)	1,588	972,650
Solera LLC/Solera Finance Inc., 10.50%, 03/01/24 (Call 08/31/20)(a)	7,964	8,425,912
Sophia LP/Sophia Finance Inc., 9.00%, 09/30/23 (Call 08/31/20)(a)(b)	2,037	2,052,278
SS&C Technologies Inc., 5.50%, 09/30/27 (Call 03/30/22)(a)(b)	8,437	9,059,229

Security	Par (000)	Value

Software (continued)
Veritas U.S. Inc./Veritas Bermuda Ltd.
7.50%, 02/01/23 (Call 08/11/20)(a)(b)	$1,577	$1,577,331
10.50%, 02/01/24 (Call 08/11/20)(a)(b)	3,541	3,240,015

		110,546,203

Storage & Warehousing — 0.0%
Algeco Global Finance 2 PLC, 10.00%, 08/15/23 (Call 08/11/20)(a)(b)	977	830,450
LBC Tank Terminals Holding Netherlands BV, 6.88%, 05/15/23 (Call 08/31/20)(a)	1,344	1,346,527

		2,176,977

Telecommunications — 7.5%
Altice France Holding SA
6.00%, 02/15/28 (Call 02/15/23)(a)(b)	4,720	4,714,289
10.50%, 05/15/27 (Call 05/15/22)(a)(b)	6,212	7,104,975
Altice France SA/France
5.50%, 01/15/28 (Call 09/15/22)(a)	4,470	4,699,088
7.38%, 05/01/26 (Call 05/01/21)(a)	20,601	21,974,057
8.13%, 02/01/27 (Call 02/01/22)(a)	7,604	8,488,345
C&W Senior Financing DAC
6.88%, 09/15/27 (Call 09/15/22)(a)(b)	4,533	4,840,337
7.50%, 10/15/26 (Call 10/15/21)(a)	2,094	2,230,110
CenturyLink Inc.
4.00%, 02/15/27 (Call 02/15/23)(a)	5,022	5,245,178
5.13%, 12/15/26 (Call 12/15/22)(a)(b)	5,788	6,059,399
5.63%, 04/01/25 (Call 01/01/25)	2,158	2,303,665
Series G, 6.88%, 01/15/28	1,582	1,720,425
Series P, 7.60%, 09/15/39	2,267	2,600,657
Series T, 5.80%, 03/15/22	5,325	5,577,938
Series U, 7.65%, 03/15/42	1,831	2,087,340
Series W, 6.75%, 12/01/23	2,843	3,152,176
Series Y, 7.50%, 04/01/24 (Call 01/01/24)(b)	3,900	4,407,000
Cincinnati Bell Inc.
7.00%, 07/15/24 (Call 08/31/20)(a)	2,818	2,915,728
8.00%, 10/15/25 (Call 10/15/20)(a)(b)	1,407	1,484,680
CommScope Inc.
5.50%, 03/01/24 (Call 03/01/21)(a)	4,959	5,150,021
6.00%, 03/01/26 (Call 03/01/22)(a)(b)	6,004	6,405,487
7.13%, 07/01/28 (Call 07/01/23)(a)	1,645	1,741,479
8.25%, 03/01/27 (Call 03/01/22)(a)(b)	3,962	4,272,621
CommScope Technologies LLC
5.00%, 03/15/27 (Call 03/15/22)(a)(b)	3,372	3,256,812
6.00%, 06/15/25 (Call 08/11/20)(a)(b)	6,256	6,391,755
Connect Finco Sarl/Connect U.S. Finco LLC, 6.75%, 10/01/26 (Call 10/01/22)(a)	8,452	8,665,836
Consolidated Communications Inc., 6.50%, 10/01/22 (Call 08/31/20)(b)	2,128	2,077,460
DKT Finance ApS, 9.38%, 06/17/23 (Call 08/31/20)(a)	1,493	1,504,198
Embarq Corp., 8.00%, 06/01/36(b)	5,981	7,009,732
Frontier Communications Corp.
8.00%, 04/01/27 (Call 04/01/22)(a)(b)	3,930	4,067,550
8.50%, 04/01/26 (Call 04/01/21)(a)(b)	3,995	3,935,075
Gogo Intermediate Holdings LLC/Gogo Finance Co. Inc., 9.88%, 05/01/24 (Call 05/01/21)(a)(b)	3,916	3,612,510
GTT Communications Inc., 7.88%, 12/31/24 (Call 08/31/20)(a)(b)	1,384	781,960
HC2 Holdings Inc., 11.50%, 12/01/21 (Call 08/31/20)(a)	1,526	1,438,255
Hughes Satellite Systems Corp.
5.25%, 08/01/26	2,538	2,786,419
6.63%, 08/01/26(b)	3,012	3,350,850

23

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Intelsat Jackson Holdings SA
8.00%, 02/15/24 (Call 08/31/20)(a)	$4,405	$4,498,606
9.50%, 09/30/22(a)	2,509	2,741,083
Intrado Corp., 8.50%, 10/15/25 (Call 10/15/20)(a)(b)	4,474	3,780,530
Koninklijke KPN NV, 7.00%, 03/28/73 (Call 03/28/23)(a)(e)	2,325	2,543,573
Level 3 Financing Inc.
4.25%, 07/01/28 (Call 07/01/23)(a)	5,085	5,301,113
4.63%, 09/15/27 (Call 09/15/22)(a)(b)	3,710	3,900,138
5.13%, 05/01/23 (Call 08/31/20)	2,626	2,637,082
5.25%, 03/15/26 (Call 03/15/21)	3,691	3,855,139
5.38%, 01/15/24 (Call 08/31/20)(b)	3,711	3,774,532
5.38%, 05/01/25 (Call 08/31/20)(b)	3,304	3,411,380
5.63%, 02/01/23 (Call 08/31/20)(b)	710	712,982
Millicom International Cellular SA
5.13%, 01/15/28 (Call 09/15/22)(a)(b)	1,797	1,880,345
6.00%, 03/15/25 (Call 08/11/20)(a)(b)	1,732	1,788,290
6.25%, 03/25/29 (Call 03/25/24)(a)(b)	2,967	3,265,925
6.63%, 10/15/26 (Call 10/15/21)(a)(b)	1,870	2,038,300
Nokia OYJ
3.38%, 06/12/22(b)	1,713	1,768,673
4.38%, 06/12/27	2,073	2,212,928
6.63%, 05/15/39(b)	1,937	2,469,675
ORBCOMM Inc., 8.00%, 04/01/24 (Call 08/31/20)(a)(b)	1,058	1,015,680
Plantronics Inc., 5.50%, 05/31/23 (Call 08/31/20)(a)	2,309	2,182,467
Qualitytech LP/QTS Finance Corp., 4.75%, 11/15/25 (Call 11/15/20)(a)	1,506	1,558,710
Qwest Corp.
6.75%, 12/01/21	3,676	3,922,990
7.25%, 09/15/25	667	772,447
Sable International Finance Ltd., 5.75%, 09/07/27 (Call 09/07/22)(a)(b)	2,570	2,691,021
Sprint Capital Corp.
6.88%, 11/15/28(b)	9,986	12,948,846
8.75%, 03/15/32(b)	8,413	12,977,052
Sprint Communications Inc.
6.00%, 11/15/22	9,051	9,785,127
11.50%, 11/15/21(b)	3,712	4,168,576
Sprint Corp.
7.13%, 06/15/24	9,929	11,582,675
7.25%, 09/15/21(b)	8,346	8,815,462
7.63%, 02/15/25 (Call 11/15/24)	5,885	7,147,744
7.63%, 03/01/26 (Call 11/01/25)	6,069	7,586,129
7.88%, 09/15/23(b)	16,764	19,446,240
Telecom Italia Capital SA
6.00%, 09/30/34	4,369	5,295,097
6.38%, 11/15/33	4,048	4,940,017
7.20%, 07/18/36	3,982	5,230,357
7.72%, 06/04/38(b)	4,084	5,670,511
Telecom Italia SpA/Milano, 5.30%, 05/30/24(a)	6,182	6,908,261
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22(b)	3,850	4,075,533
Telesat Canada/Telesat LLC
4.88%, 06/01/27 (Call 12/01/22)(a)(b)	1,478	1,500,170
6.50%, 10/15/27 (Call 10/15/22)(a)(b)	2,358	2,423,552
T-Mobile USA Inc.
4.00%, 04/15/22 (Call 03/16/22)(b)	2,088	2,185,384
4.50%, 02/01/26 (Call 02/01/21)	4,104	4,227,120
4.75%, 02/01/28 (Call 02/01/23)	6,329	6,858,104
5.13%, 04/15/25 (Call 08/11/20)	1,791	1,835,775
5.38%, 04/15/27 (Call 04/15/22)	1,887	2,059,189
6.00%, 03/01/23 (Call 08/11/20)	5,265	5,310,490

Security	Par (000)	Value

Telecommunications (continued)
6.00%, 04/15/24 (Call 08/10/20)	$4,122	$4,219,238
6.38%, 03/01/25 (Call 08/11/20)	6,479	6,650,953
6.50%, 01/15/26 (Call 01/15/21)	7,890	8,317,243
U.S. Cellular Corp., 6.70%, 12/15/33	2,372	2,973,753
ViaSat Inc.
5.63%, 09/15/25 (Call 09/15/20)(a)(b)	2,926	2,947,945
5.63%, 04/15/27 (Call 04/15/22)(a)(b)	2,381	2,523,146
6.50%, 07/15/28 (Call 07/15/23)(a)	1,570	1,612,704
Vodafone Group PLC, 7.00%, 04/04/79 (Call 01/04/29)(b)(e)	8,243	9,917,524
Zayo Group Holdings Inc.
4.00%, 03/01/27 (Call 03/01/21)(a)	6,675	6,689,752
6.13%, 03/01/28 (Call 03/01/23)(a)	4,275	4,413,938

		426,020,623

Textiles — 0.0%
Eagle Intermediate Global Holding BV/Ruyi U.S. Finance LLC, 7.50%, 05/01/25 (Call 05/01/21)(a)	2,803	1,962,100

Toys, Games & Hobbies — 0.2%
Mattel Inc.
3.15%, 03/15/23 (Call 12/15/22)(b)	1,314	1,284,711
5.45%, 11/01/41 (Call 05/01/41)(b)	1,182	1,057,890
5.88%, 12/15/27 (Call 12/15/22)(a)	2,410	2,615,308
6.20%, 10/01/40	852	788,100
6.75%, 12/31/25 (Call 12/31/20)(a)(b)	7,475	8,006,248

		13,752,257

Transportation — 0.5%
Altera Infrastructure LP/Teekay Offshore Finance Corp., 8.50%, 07/15/23 (Call 08/17/20)(a)	3,071	2,702,480
Cargo Aircraft Management Inc., 4.75%, 02/01/28 (Call 02/01/23)(a)	2,080	2,126,800
Global Ship Lease Inc., 9.88%, 11/15/22 (Call 08/11/20)(a)	895	840,181
Kenan Advantage Group Inc. (The), 7.88%, 07/31/23 (Call 08/31/20)(a)(b)	1,754	1,596,140
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 08/31/20)(a)	2,106	1,274,130
Navios Maritime Holdings Inc./Navios Maritime Finance II U.S. Inc.
7.38%, 01/15/22 (Call 08/31/20)(a)	550	225,500
11.25%, 08/15/22 (Call 08/31/20)(a)	25	17,500
Teekay Corp., 9.25%, 11/15/22 (Call 11/15/20)(a)	1,207	1,180,410
Watco Companies LLC/Watco Finance Corp., 6.50%, 06/15/27 (Call 06/15/23)(a)	2,175	2,321,812
XPO CNW Inc., 6.70%, 05/01/34	1,199	1,237,967
XPO Logistics Inc.
6.13%, 09/01/23 (Call 08/31/20)(a)	1,956	1,994,514
6.25%, 05/01/25 (Call 05/01/22)(a)	5,111	5,526,269
6.50%, 06/15/22 (Call 08/31/20)(a)	4,582	4,593,455
6.75%, 08/15/24 (Call 08/15/21)(a)	3,726	4,007,164

		29,644,322

Trucking & Leasing — 0.2%
AerCap Global Aviation Trust, 6.50%, 06/15/45 (Call 06/15/25)(a)(e)	1,836	1,461,456
Fly Leasing Ltd.
5.25%, 10/15/24 (Call 10/15/20)(b)	1,515	1,224,309
6.38%, 10/15/21 (Call 08/31/20)(b)	1,092	1,012,830
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/25 (Call 10/01/21)(a)	1,843	1,732,807
6.75%, 03/15/22 (Call 08/31/20)(a)	2,576	2,614,923

24

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par/ Shares (000)		Value

Trucking & Leasing (continued)
Fortress Transportation and Infrastructure Investors LLC, 9.75%, 08/01/27 (Call 08/01/23)(a)	$1,545		$1,595,213

			9,641,538

Total Corporate Bonds & Notes — 97.5% (Cost: $5,482,973,685)			5,508,676,996

Common Stocks

Advertising — 0.0%
Affinion Group Inc.(h)(i)	4		0	(j)

Media — 0.0%
AMC Entertainment Inc.	13		0	(j)

Oil, Gas & Consumable Fuels — 0.0%
Pioneer Energy Services Corp.(h)(i)	0	(k)	15,999

Total Common Stocks — 0.0% (Cost $304,457)			15,999

Warrants

Oil & Gas — 0.0%
SM Energy Co. (Expires 06/30/23)(i)	128		376,394

Total Warrants — 0.0% (Cost $549,223)			376,394

Short-Term Investments

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.40%(l)(m)(n)	631,518		632,212,542
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.12%(l)(m)	91,004		91,004,000

			723,216,542

Total Short-Term Investments — 12.8% (Cost: $722,813,991)			723,216,542

Total Investments in Securities — 110.3% (Cost: $6,206,641,356)			6,232,285,931

Other Assets, Less Liabilities — (10.3)%			(584,057,971)

Net Assets — 100.0%			$5,648,227,960

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	All or a portion of this security is on loan.
(c)	Payment-in-kind (“PIK”) bond which gives the issuer an option to make coupon payments in cash or in the form of additional bonds. Stated interest rate represents the cash coupon rate.
(d)	Perpetual security with no stated maturity date.
(e)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(h)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(i)	Non-income producing security.
(j)	Rounds to less than $1.
(k)	Rounds to less than 1,000.
(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period-end.
(n)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/19	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/20	Shares Held at 07/31/20 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$496,137,693	$135,947,726	(a)	$—	$(221,830)	$348,953	$632,212,542	631,518	$3,060,733	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	15,520,000	75,484,000	(a)	—	—	—	91,004,000	91,004	160,248		—

					$(221,830)	$348,953	$723,216,542		$3,220,981		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

25

Schedule of Investments (unaudited) (continued) July 31, 2020	iShares® Broad USD High Yield Corporate Bond ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1		Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—		$5,508,676,996	$—	$5,508,676,996
Common Stocks	0	(a)	—	15,999	15,999
Warrants	—		376,394	—	376,394
Money Market Funds	723,216,542		—	—	723,216,542

	$723,216,542		$5,509,053,390	$15,999	$6,232,285,931

(a)	Rounds to less than $1.

Portfolio Abbreviations - Fixed Income

PIK	Payment-in-kind

26